KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of C.M. Multi-Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise C.M. Multi-Account A (Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2023, the results of their operations and changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 7, 2024

F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

C.M. Multi-Account A was comprised of the following sub-accounts of as December 31, 2023. Statements of assets and liabilities as of December 31, 2023, and statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2023.

Sub-Accounts
Fidelity® VIP Contrafund® Sub-Account	MML Fundamental Equity Sub-Account
Invesco Oppenheimer V.I. International Growth Sub-Account	MML Fundamental Value Sub-Account
Invesco V.I. Capital Appreciation Sub-Account	MML Global Sub-Account
Invesco V.I. Conservative Balanced Sub-Account	MML Growth Allocation Sub-Account
Invesco V.I. Core Plus Bond Sub-Account*	MML High Yield Sub-Account
Invesco V.I. Discovery Mid Cap Growth Sub-Account	MML Income & Growth Sub-Account
Invesco V.I. Diversified Dividend Sub-Account	MML Inflation-Protected and Income Sub-Account
Invesco V.I. Global Sub-Account	MML International Equity Sub-Account
Invesco V.I. Global Strategic Income Sub-Account	MML Large Cap Growth Sub-Account
Invesco V.I. Health Care Sub-Account	MML Managed Bond Sub-Account (Initial Class)
Invesco V.I. Main Street Sub-Account	MML Managed Bond Sub-Account (Service Class)
Invesco V.I. Technology Sub-Account	MML Managed Volatility Sub-Account
Invesco V.I. U.S. Government Money Sub-Account	MML Mid Cap Growth Sub-Account
MML Aggressive Allocation Sub-Account	MML Mid Cap Value Sub-Account
MML American Funds Core Allocation Sub-Account	MML Moderate Allocation Sub-Account
MML American Funds Growth Sub-Account	MML Short-Duration Bond Sub-Account
MML Balanced Allocation Sub-Account	MML Small Cap Equity Sub-Account
MML Blend Sub-Account	MML Small Cap Growth Equity Sub-Account
MML Blue Chip Growth Sub-Account	MML Small Company Value Sub-Account
MML Conservative Allocation Sub-Account	MML Small/Mid Cap Value Sub-Account
MML Equity Sub-Account	MML Strategic Emerging Markets Sub-Account
MML Equity Income Sub-Account	MML Sustainable Equity Sub-Account*
MML Equity Index Sub-Account	MML Total Return Bond Sub-Account
MML Focused Equity Sub-Account	MML U.S. Government Money Market Sub-Account
MML Foreign Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
VY® CBRE Global Real Estate Sub-Account*

* See Note 2 to the financial statements for the previous name of this sub-account.

Other periods presented:

For the MML American Funds International Sub-Account, the statements of operations and changes in net assets for the period from January 1, 2022 to November 22, 2022 (the date of liquidation) and the financial highlights for the period from January 1, 2022 to November 22, 2022 and each of the years in the three-year period ended December 31, 2021.

LA2053

F-2

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
ASSETS
Investments
Number of shares	2,023,270	7,649,538	927,778	556,022	553,195	415,869	135,427	1,964,421
Identified cost	$74,169,568	$16,838,681	$44,173,784	$8,244,618	$3,671,526	$30,778,392	$3,435,528	$73,450,792
Value	$98,391,638	$15,452,066	$43,670,495	$8,540,495	$3,175,339	$26,120,749	$3,282,761	$71,819,219
Receivable from C.M. Life Insurance Company	219	-	-	-	-	-	-	-
Total assets	98,391,857	15,452,066	43,670,495	8,540,495	3,175,339	26,120,749	3,282,761	71,819,219
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	6,860	1,394	11,397	2,944	4,150	5,354	-	14,610
Payable to C.M. Life Insurance Company	-	36	215	467	144	122	4	347
Total liabilities	6,860	1,430	11,612	3,411	4,294	5,476	4	14,957
NET ASSETS	$98,384,997	$15,450,636	$43,658,883	$8,537,084	$3,171,045	$26,115,273	$3,282,757	$71,804,262
Net Assets:
Accumulation units - value	$98,156,318	$15,387,148	$43,275,977	$8,438,962	$3,032,719	$25,936,864	$3,282,757	$71,317,258
Contracts in payout (annuitization) period	228,679	63,488	382,906	98,122	138,326	178,409	-	487,004
Net assets	$98,384,997	$15,450,636	$43,658,883	$8,537,084	$3,171,045	$26,115,273	$3,282,757	$71,804,262
Outstanding units
Contract owners	1,613,581	583,788	1,252,568	468,972	221,882	1,187,448	195,602	1,638,236
UNIT VALUE
Panorama Premier	$76.31	$40.98	$39.30	$18.02	$14.29	$29.56	$17.31	$52.68
Panorama Passage®
Tier 1	56.93	26.26	39.15	17.64	-	29.03	16.95	51.73
Tier 2	55.08	25.41	37.88	17.07	-	28.08	16.40	50.05
Tier 3	60.49	27.91	41.59	18.72	-	30.84	17.98	54.96
Tier 4	57.32	26.45	39.42	17.74	-	29.23	17.04	52.09
MassMutual Artistry	52.15	19.80	29.14	18.39	-	16.53	15.86	36.84

See Notes to Financial Statements.

F-3

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
ASSETS
Investments
Number of shares	4,967,584	276,229	2,305,407	257,368	4,259,883	3,086,928	1,159,491	502,720
Identified cost	$24,164,959	$7,600,154	$49,432,818	$5,368,969	$4,259,883	$29,177,655	$13,032,292	$7,614,219
Value	$21,310,934	$7,157,085	$42,004,513	$4,761,307	$4,259,883	$25,714,110	$11,664,484	$7,017,972
Receivable from C.M. Life Insurance Company	-	-	-	-	181	-	-	-
Total assets	21,310,934	7,157,085	42,004,513	4,761,307	4,260,064	25,714,110	11,664,484	7,017,972
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	3,817	44	6,977	540	167	-	-	-
Payable to C.M. Life Insurance Company	100	16	178	25	-	3	1	2
Total liabilities	3,917	60	7,155	565	167	3	1	2
NET ASSETS	$21,307,017	$7,157,025	$41,997,358	$4,760,742	$4,259,897	$25,714,107	$11,664,483	$7,017,970
Net Assets:
Accumulation units - value	$21,162,383	$7,155,568	$41,703,695	$4,742,727	$4,254,308	$25,714,107	$11,664,483	$7,017,970
Contracts in payout (annuitization) period	144,634	1,457	293,663	18,015	5,589	-	-	-
Net assets	$21,307,017	$7,157,025	$41,997,358	$4,760,742	$4,259,897	$25,714,107	$11,664,483	$7,017,970
Outstanding units
Contract owners	1,030,102	213,228	1,269,928	413,792	383,016	989,641	420,796	102,371
UNIT VALUE
Panorama Premier	$20.53	$34.80	$33.10	$11.50	$12.04	$25.11	$-	$-
Panorama Passage®
Tier 1	19.99	34.07	33.53	11.25	10.30	24.76	-	-
Tier 2	19.34	32.96	32.44	10.89	9.97	24.13	-	-
Tier 3	21.24	36.14	35.62	11.94	10.94	25.76	-	-
Tier 4	20.13	34.25	33.76	11.32	10.37	24.72	-	-
MassMutual Artistry	20.62	31.61	31.11	11.40	10.67	26.01	27.72	68.55

See Notes to Financial Statements.

F-4

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account
ASSETS
Investments
Number of shares	2,333,209	2,929,451	1,816,494	1,874,335	1,080,128	1,819,613	697,335	152,151
Identified cost	$22,129,978	$61,199,584	$29,912,612	$17,573,689	$28,124,296	$19,008,438	$19,667,120	$991,440
Value	$19,178,980	$56,988,692	$29,063,904	$15,013,423	$28,377,796	$17,995,971	$20,975,835	$1,034,623
Receivable from C.M. Life Insurance Company	-	207	-	-	-	-	-	-
Total assets	19,178,980	56,988,899	29,063,904	15,013,423	28,377,796	17,995,971	20,975,835	1,034,623
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	14,982	539	-	11,446	87	4,134	-
Payable to C.M. Life Insurance Company	1	-	35	-	234	17	108	16
Total liabilities	1	14,982	574	-	11,680	104	4,242	16
NET ASSETS	$19,178,979	$56,973,917	$29,063,330	$15,013,423	$28,366,116	$17,995,867	$20,971,593	$1,034,607
Net Assets:
Accumulation units - value	$19,011,251	$56,474,565	$29,045,357	$14,892,905	$27,984,577	$17,967,617	$20,833,806	$1,034,607
Contracts in payout (annuitization) period	167,728	499,352	17,973	120,518	381,539	28,250	137,787	-
Net assets	$19,178,979	$56,973,917	$29,063,330	$15,013,423	$28,366,116	$17,995,867	$20,971,593	$1,034,607
Outstanding units
Contract owners	1,001,811	1,944,024	438,358	830,960	1,034,915	435,266	580,260	30,695
UNIT VALUE
Panorama Premier	$18.67	$27.35	$64.62	$17.61	$24.25	$40.15	$35.70	$33.17
Panorama Passage®
Tier 1	18.40	28.82	63.43	17.35	26.81	39.41	36.92	32.82
Tier 2	17.94	27.89	61.37	16.92	25.94	38.13	35.72	32.22
Tier 3	19.15	30.62	66.79	18.06	28.49	41.50	39.23	33.79
Tier 4	18.37	29.02	63.30	17.33	27.00	39.33	37.17	32.79
MassMutual Artistry	19.33	30.41	67.63	18.23	29.19	42.02	34.20	34.03

See Notes to Financial Statements.

F-5

C.M. Multi-Account A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
ASSETS
Investments
Number of shares	741,257	110,996	105,317	2,325,276	7,278,819	341,342	2,176,590	867,284
Identified cost	$6,973,458	$1,065,721	$1,234,566	$14,044,098	$61,878,662	$3,174,459	$22,153,970	$8,821,137
Value	$7,064,179	$1,072,220	$1,228,001	$10,719,522	$52,480,287	$2,897,992	$21,896,491	$7,562,718
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	-
Total assets	7,064,179	1,072,220	1,228,001	10,719,522	52,480,287	2,897,992	21,896,491	7,562,718
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	1,368	-	-	534	-	-	2,317	773
Payable to C.M. Life Insurance Company	164	4	19	33	20	4	45	121
Total liabilities	1,532	4	19	567	20	4	2,362	894
NET ASSETS	$7,062,647	$1,072,216	$1,227,982	$10,718,955	$52,480,267	$2,897,988	$21,894,129	$7,561,824
Net Assets:
Accumulation units - value	$7,017,048	$1,072,216	$1,227,982	$10,701,162	$52,480,267	$2,897,988	$21,816,886	$7,532,922
Contracts in payout (annuitization) period	45,599	-	-	17,793	-	-	77,243	28,902
Net assets	$7,062,647	$1,072,216	$1,227,982	$10,718,955	$52,480,267	$2,897,988	$21,894,129	$7,561,824
Outstanding units
Contract owners	438,701	31,087	48,091	538,895	2,243,792	155,586	708,149	499,499
UNIT VALUE
Panorama Premier	$16.38	$33.74	$24.98	$21.06	$22.63	$18.27	$35.68	$14.73
Panorama Passage®
Tier 1	16.43	33.39	24.72	20.32	22.31	18.04	27.38	14.46
Tier 2	15.90	32.77	24.26	19.66	21.74	17.65	26.49	13.99
Tier 3	17.46	34.38	25.45	21.59	23.21	18.67	29.09	15.22
Tier 4	16.55	33.35	24.69	20.46	22.27	18.02	27.57	14.43
MassMutual Artistry	15.60	34.62	25.63	15.23	23.44	18.82	26.26	15.41

See Notes to Financial Statements.

F-6

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
			(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	27,623	1,358,674	1,532,511	165,664	612,641	6,255,540	5,013,186	5,849,659
Identified cost	$249,890	$15,300,263	$19,002,228	$2,057,563	$7,497,735	$84,383,706	$48,304,959	$57,951,517
Value	$280,374	$18,885,568	$16,635,084	$1,791,133	$7,490,553	$67,434,716	$39,604,170	$49,605,106
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-	9
Total assets	280,374	18,885,568	16,635,084	1,791,133	7,490,553	67,434,716	39,604,170	49,605,115
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	-	7,541	458	-	3,640	13,215	12,690	-
Payable to C.M. Life Insurance Company	10	148	21	1	84	294	781	-
Total liabilities	10	7,689	479	1	3,724	13,509	13,471	-
NET ASSETS	$280,364	$18,877,879	$16,634,605	$1,791,132	$7,486,829	$67,421,207	$39,590,699	$49,605,115
Net Assets:
Accumulation units - value	$280,364	$18,575,525	$16,604,879	$1,791,132	$7,319,884	$66,974,090	$39,167,713	$49,463,541
Contracts in payout (annuitization) period	-	302,354	29,726	-	166,945	447,117	422,986	141,574
Net assets	$280,364	$18,877,879	$16,634,605	$1,791,132	$7,486,829	$67,421,207	$39,590,699	$49,605,115
Outstanding units
Contract owners	23,068	566,864	851,054	144,210	416,761	840,165	652,338	2,385,572
UNIT VALUE
Panorama Premier	$-	$35.13	$-	$12.42	$17.47	$103.09	$55.96	$20.18
Panorama Passage®
Tier 1	-	35.32	18.86	-	17.11	76.14	59.09	19.89
Tier 2	-	34.17	18.25	-	16.55	73.66	57.17	19.39
Tier 3	-	37.53	20.04	-	18.15	80.89	62.78	20.70
Tier 4	-	35.56	18.99	-	17.20	76.66	59.50	19.86
MassMutual Artistry	12.15	29.14	19.30	-	18.25	62.16	63.84	20.90

See Notes to Financial Statements.

F-7

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account
ASSETS
Investments
Number of shares	201,504	1,767,250	1,196,641	118,422	1,307,070	166,287	2,046,142	232,188
Identified cost	$1,870,573	$16,712,622	$14,723,657	$1,103,949	$13,277,017	$1,312,903	$29,976,639	$2,361,641
Value	$1,789,360	$19,304,617	$11,776,505	$920,142	$11,724,422	$882,983	$30,119,211	$2,068,796
Receivable from C.M. Life Insurance Company	-	247	-	-	-	-	-	-
Total assets	1,789,360	19,304,864	11,776,505	920,142	11,724,422	882,983	30,119,211	2,068,796
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	34	669	3,491	-	346	-	1,824	-
Payable to C.M. Life Insurance Company	26	-	76	-	103	-	286	9
Total liabilities	60	669	3,567	-	449	-	2,110	9
NET ASSETS	$1,789,300	$19,304,195	$11,772,938	$920,142	$11,723,973	$882,983	$30,117,101	$2,068,787
Net Assets:
Accumulation units - value	$1,788,172	$19,250,353	$11,656,561	$920,142	$11,712,428	$882,983	$30,056,299	$2,063,668
Contracts in payout (annuitization) period	1,127	53,842	116,377	-	11,545	-	60,802	5,119
Net assets	$1,789,300	$19,304,195	$11,772,938	$920,142	$11,723,973	$882,983	$30,117,101	$2,068,787
Outstanding units
Contract owners	170,551	381,082	260,479	23,095	240,436	65,049	643,411	204,427
UNIT VALUE
Panorama Premier	$10.36	$54.42	$56.55	$-	$47.15	$-	$45.55	$9.96
Panorama Passage®
Tier 1	10.23	48.85	49.79	-	46.28	-	44.71	9.85
Tier 2	10.01	47.26	48.17	-	44.78	-	43.25	9.67
Tier 3	10.59	51.91	52.90	-	48.74	-	47.08	10.15
Tier 4	10.22	49.19	50.13	-	46.19	-	44.62	9.84
MassMutual Artistry	10.67	47.73	36.00	39.84	49.34	13.57	47.67	10.22

See Notes to Financial Statements.

F-8

C.M. Multi-Account A

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2023

	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
ASSETS
Investments
Number of shares	18,858,264	208,696	152,019
Identified cost	$18,858,264	$1,503,114	$1,650,391
Value	$18,858,264	$1,139,477	$1,556,679
Receivable from C.M. Life Insurance Company	219	-	-
Total assets	18,858,483	1,139,477	1,556,679
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	7,065	15	-
Payable to C.M. Life Insurance Company	1	26	29
Total liabilities	7,066	41	29
NET ASSETS	$18,851,417	$1,139,436	$1,556,650
Net Assets:
Accumulation units - value	$18,615,680	$1,137,312	$1,556,650
Contracts in payout (annuitization) period	235,737	2,124	-
Net assets	$18,851,417	$1,139,436	$1,556,650
Outstanding units
Contract owners	2,058,934	162,643	91,400
UNIT VALUE
Panorama Premier	$8.97	$6.83	$16.70
Panorama Passage®
Tier 1	8.84	6.72	16.43
Tier 2	8.61	6.53	15.97
Tier 3	9.20	7.02	17.17
Tier 4	8.82	6.71	16.40
MassMutual Artistry	9.28	7.10	17.36

See Notes to Financial Statements.

F-9

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2023

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
Investment income
Dividends	$439,250	$87,627	$-	$159,030	$81,670	$-	$64,044	$149,908
Expenses
Mortality and expense risk fees and administrative charges	1,141,351	185,683	507,050	115,224	42,532	325,212	39,381	826,935
Net investment income (loss)	(702,101)	(98,056)	(507,050)	43,806	39,138	(325,212)	24,663	(677,027)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,185,516	(384,814)	(1,647,191)	224,384	(67,652)	(937,644)	(33,355)	165,319
Realized gain distribution	3,199,017	-	-	-	-	-	263,752	7,580,833
Realized gain (loss)	5,384,533	(384,814)	(1,647,191)	224,384	(67,652)	(937,644)	230,397	7,746,152
Change in net unrealized appreciation/depreciation of investments	20,268,649	3,102,059	13,809,666	642,501	175,555	4,099,376	(26,982)	11,719,825
Net gain (loss) on investments	25,653,182	2,717,245	12,162,475	866,885	107,903	3,161,732	203,415	19,465,977
Net increase (decrease) in net assets resulting from operations	24,951,081	2,619,189	11,655,425	910,691	147,041	2,836,520	228,078	18,788,950
Capital transactions:
Transfers of net premiums	1,002,797	212,538	311,042	29,988	-	142,748	56,311	627,734
Transfers due to death benefits	(1,316,344)	(240,306)	(721,927)	(301,787)	(42,985)	(332,104)	(14,946)	(645,300)
Transfers due to annuity benefit payments	(19,276)	(4,135)	(32,571)	(15,524)	(12,706)	(19,301)	-	(45,402)
Transfers due to withdrawal of funds	(7,755,495)	(957,110)	(3,555,145)	(829,960)	(224,797)	(2,274,812)	(333,963)	(5,171,451)
Transfers due to loans, net of repayments	25,327	6,409	16,438	(591)	-	39,461	2,775	33,121
Transfers due to rider and contingent deferred sales charges	(9,024)	(413)	(2,222)	(499)	(348)	(1,153)	(262)	(3,520)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(27,056)	(3,093)	766	(3,387)	2,438	1,303	-	(11,468)
Transfers between Sub-Accounts and to/from General Account	(449,664)	(44,793)	(348,186)	(62,513)	(443)	3,456	183,897	(1,059,070)
Net increase (decrease) in net assets resulting from capital transactions	(8,548,735)	(1,030,903)	(4,331,805)	(1,184,273)	(278,841)	(2,440,402)	(106,188)	(6,275,356)
Total increase (decrease)	16,402,346	1,588,286	7,323,620	(273,582)	(131,800)	396,118	121,890	12,513,594
NET ASSETS, at beginning of the year	81,982,651	13,862,350	36,335,263	8,810,666	3,302,845	25,719,155	3,160,867	59,290,668
NET ASSETS, at end of the year	$98,384,997	$15,450,636	$43,658,883	$8,537,084	$3,171,045	$26,115,273	$3,282,757	$71,804,262

See Notes to Financial Statements.

F-10

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
Investment income
Dividends	$-	$-	$336,472	$-	$192,019	$710,278	$458,205	$92,084
Expenses
Mortality and expense risk fees and administrative charges	269,789	90,631	521,994	55,520	54,819	290,677	139,461	74,264
Net investment income (loss)	(269,789)	(90,631)	(185,522)	(55,520)	137,200	419,601	318,744	17,820
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(951,564)	(145,356)	(2,858,881)	(584,961)	-	(386,209)	(470,694)	(54,731)
Realized gain distribution	-	-	2,735,944	-	-	2,924,271	1,349,562	982,566
Realized gain (loss)	(951,564)	(145,356)	(122,937)	(584,961)	-	2,538,062	878,868	927,835
Change in net unrealized appreciation/depreciation of investments	2,785,724	348,124	8,207,764	2,249,481	-	897,283	210,679	1,006,564
Net gain (loss) on investments	1,834,160	202,768	8,084,827	1,664,520	-	3,435,345	1,089,547	1,934,399
Net increase (decrease) in net assets resulting from operations	1,564,371	112,137	7,899,305	1,609,000	137,200	3,854,946	1,408,291	1,952,219
Capital transactions:
Transfers of net premiums	268,217	118,524	203,613	56,438	51,270	824,328	474,858	235,993
Transfers due to death benefits	(246,917)	(102,683)	(488,067)	(164,451)	(29,266)	(442)	(16,089)	(170,255)
Transfers due to annuity benefit payments	(28,930)	(2,285)	(59,043)	(16,475)	(11,129)	-	-	-
Transfers due to withdrawal of funds	(2,474,451)	(584,608)	(3,611,069)	(439,199)	(486,410)	(1,579,524)	(1,883,752)	(587,895)
Transfers due to loans, net of repayments	8,316	4,141	19,451	571	12,573	(1,673)	23,914	4,916
Transfers due to rider and contingent deferred sales charges	(1,667)	(433)	(1,774)	(240)	(293)	(87)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	157	(368)	(10,786)	(322)	(295)	-	-	-
Transfers between Sub-Accounts and to/from General Account	(57,072)	(50,703)	(418,691)	(55,948)	132,087	(743,594)	147,337	228,846
Net increase (decrease) in net assets resulting from capital transactions	(2,532,347)	(618,415)	(4,366,366)	(619,626)	(331,463)	(1,500,992)	(1,253,732)	(288,395)
Total increase (decrease)	(967,976)	(506,278)	3,532,939	989,374	(194,263)	2,353,954	154,559	1,663,824
NET ASSETS, at beginning of the year	22,274,993	7,663,303	38,464,419	3,771,368	4,454,160	23,360,153	11,509,924	5,354,146
NET ASSETS, at end of the year	$21,307,017	$7,157,025	$41,997,358	$4,760,742	$4,259,897	$25,714,107	$11,664,483	$7,017,970

See Notes to Financial Statements.

F-11

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account
Investment income
Dividends	$613,023	$944,165	$-	$485,075	$586,788	$396,924	$250,826	$7,769
Expenses
Mortality and expense risk fees and administrative charges	242,128	692,792	321,901	179,367	346,679	217,792	250,210	12,193
Net investment income (loss)	370,895	251,373	(321,901)	305,708	240,109	179,132	616	(4,424)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(672,113)	(1,690,856)	(243,144)	(655,539)	(107,403)	(283,320)	410,626	18,554
Realized gain distribution	1,575,805	-	-	1,088,621	2,236,042	1,426,523	1,854,461	91,626
Realized gain (loss)	903,692	(1,690,856)	(243,144)	433,082	2,128,639	1,143,203	2,265,087	110,180
Change in net unrealized appreciation/depreciation of investments	773,405	9,744,292	10,299,428	678,953	(262,059)	73,327	1,954,135	(26,168)
Net gain (loss) on investments	1,677,097	8,053,436	10,056,284	1,112,035	1,866,580	1,216,530	4,219,222	84,012
Net increase (decrease) in net assets resulting from operations	2,047,992	8,304,809	9,734,383	1,417,743	2,106,689	1,395,662	4,219,838	79,588
Capital transactions:
Transfers of net premiums	379,115	1,375,349	480,074	398,036	174,614	230,366	189,763	12,146
Transfers due to death benefits	(276,104)	(571,492)	(160,280)	(65,765)	(324,739)	(191,118)	(387,556)	(7,426)
Transfers due to annuity benefit payments	(19,159)	(54,969)	(2,221)	(13,881)	(32,329)	(1,290)	(14,578)	-
Transfers due to withdrawal of funds	(2,760,736)	(5,394,748)	(1,790,808)	(2,581,652)	(2,409,458)	(1,652,974)	(1,585,213)	(85,525)
Transfers due to loans, net of repayments	28,078	17,166	12,915	(46,444)	20,467	1,467	767	(3,780)
Transfers due to rider and contingent deferred sales charges	(467)	(1,493)	(1,594)	(23)	(870)	(1,026)	(593)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,336	(11,001)	(5,021)	4,084	(401)	(6,683)	(4,514)	-
Transfers between Sub-Accounts and to/from General Account	(277,021)	(97,388)	(113,096)	925,230	(280,328)	51,077	485,909	126,737
Net increase (decrease) in net assets resulting from capital transactions	(2,923,958)	(4,738,576)	(1,580,031)	(1,380,415)	(2,853,044)	(1,570,181)	(1,316,015)	42,152
Total increase (decrease)	(875,966)	3,566,233	8,154,352	37,328	(746,355)	(174,519)	2,903,823	121,740
NET ASSETS, at beginning of the year	20,054,945	53,407,684	20,908,978	14,976,095	29,112,471	18,170,386	18,067,770	912,867
NET ASSETS, at end of the year	$19,178,979	$56,973,917	$29,063,330	$15,013,423	$28,366,116	$17,995,867	$20,971,593	$1,034,607

See Notes to Financial Statements.

F-12

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
Investment income
Dividends	$96,599	$7,558	$13,819	$89,167	$1,498,487	$194,983	$445,225	$350,107
Expenses
Mortality and expense risk fees and administrative charges	85,803	12,200	15,904	140,456	608,259	34,411	273,636	95,859
Net investment income (loss)	10,796	(4,642)	(2,085)	(51,289)	890,228	160,572	171,589	254,248
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(138,409)	(11,447)	(63,729)	(2,440,020)	(1,823,142)	(80,005)	(141,043)	(235,128)
Realized gain distribution	-	-	77,120	615,538	6,527,848	-	2,686,873	-
Realized gain (loss)	(138,409)	(11,447)	13,391	(1,824,482)	4,704,706	(80,005)	2,545,830	(235,128)
Change in net unrealized appreciation/depreciation of investments	1,086,809	215,367	121,426	3,177,148	1,397,860	221,055	(1,121,717)	295,405
Net gain (loss) on investments	948,400	203,920	134,817	1,352,666	6,102,566	141,050	1,424,113	60,277
Net increase (decrease) in net assets resulting from operations	959,196	199,278	132,732	1,301,377	6,992,794	301,622	1,595,702	314,525
Capital transactions:
Transfers of net premiums	78,715	66,666	39,426	43,512	1,592,950	95,185	170,372	136,362
Transfers due to death benefits	(85,739)	-	-	(326,746)	(46,665)	(12,477)	(207,683)	(105,280)
Transfers due to annuity benefit payments	(4,807)	-	-	(1,861)	-	-	(7,004)	(2,982)
Transfers due to withdrawal of funds	(562,402)	(109,971)	(221,721)	(960,724)	(5,639,220)	(301,877)	(1,936,448)	(978,723)
Transfers due to loans, net of repayments	9,291	(3,435)	(85)	4,034	31,510	3,075	11,044	5,596
Transfers due to rider and contingent deferred sales charges	(588)	(20)	(11)	(546)	(131)	(172)	(1,154)	(325)
Transfers due to net charge (credit) to annuitant mortality fluctuation	580	-	-	215	-	-	(3,745)	367
Transfers between Sub-Accounts and to/from General Account	(162,672)	(21,288)	(116,353)	(52,338)	(277,162)	126,052	(42,480)	29,682
Net increase (decrease) in net assets resulting from capital transactions	(727,622)	(68,048)	(298,744)	(1,294,454)	(4,338,718)	(90,214)	(2,017,098)	(915,303)
Total increase (decrease)	231,574	131,230	(166,012)	6,923	2,654,076	211,408	(421,396)	(600,778)
NET ASSETS, at beginning of the year	6,831,073	940,986	1,393,994	10,712,032	49,826,191	2,686,580	22,315,525	8,162,602
NET ASSETS, at end of the year	$7,062,647	$1,072,216	$1,227,982	$10,718,955	$52,480,267	$2,897,988	$21,894,129	$7,561,824

See Notes to Financial Statements.

F-13

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
			(Initial Class)	(Service Class)
Investment income
Dividends	$3,322	$-	$673,767	$67,227	$43,336	$-	$1,022,155	$1,627,216
Expenses
Mortality and expense risk fees and administration charges	3,362	210,175	205,809	24,535	94,355	826,644	491,549	596,059
Net investment income (loss)	(40)	(210,175)	467,958	42,692	(51,019)	(826,644)	530,606	1,031,157
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	4,127	241,259	(523,143)	(66,239)	(62,863)	(4,211,991)	(924,680)	(1,662,438)
Realized gain distribution	-	1,140,158	-	-	1,375,155	-	6,138,627	4,901,596
Realized gain (loss)	4,127	1,381,417	(523,143)	(66,239)	1,312,292	(4,211,991)	5,213,947	3,239,158
Change in net unrealized appreciation/depreciation of investments	37,764	5,220,431	933,528	112,655	(438,074)	17,512,317	(3,975,327)	1,569,486
Net gain (loss) on investments	41,891	6,601,848	410,385	46,416	874,218	13,300,326	1,238,620	4,808,644
Net increase (decrease) in net assets resulting from operations	41,851	6,391,673	878,343	89,108	823,199	12,473,682	1,769,226	5,839,801
Capital transactions:
Transfers of net premiums	15,601	143,031	281,515	8,306	72,754	485,869	345,932	1,597,449
Transfers due to death benefits	-	(307,973)	(261,685)	(5,048)	(102,881)	(1,006,592)	(305,462)	(52,122)
Transfers due to annuity benefit payments	-	(27,713)	(1,360)	-	(16,141)	(46,921)	(37,243)	(14,244)
Transfers due to withdrawal of funds	(38,862)	(1,011,683)	(2,319,885)	(339,527)	(659,826)	(5,991,742)	(3,392,061)	(6,221,374)
Transfers due to loans, net of repayments	182	4,057	14,055	-	8,159	12,799	14,186	(6,825)
Transfers due to rider and contingent deferred sales charges	-	(1,381)	(2,060)	(76)	(1,117)	(2,864)	(3,455)	(518)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	4,564	(1,371)	-	4,226	(6)	696	4,109
Transfers between Sub-Accounts and to/from General Account	(1,422)	529,042	366,038	77,859	(131,489)	(814,188)	64,794	(994,637)
Net increase (decrease) in net assets resulting from capital transactions	(24,501)	(668,056)	(1,924,753)	(258,486)	(826,315)	(7,363,645)	(3,312,613)	(5,688,162)
Total increase (decrease)	17,350	5,723,617	(1,046,410)	(169,378)	(3,116)	5,110,037	(1,543,387)	151,639
NET ASSETS, at beginning of the year	263,014	13,154,262	17,681,015	1,960,510	7,489,945	62,311,170	41,134,086	49,453,476
NET ASSETS, at end of the year	$280,364	$18,877,879	$16,634,605	$1,791,132	$7,486,829	$67,421,207	$39,590,699	$49,605,115

See Notes to Financial Statements.

F-14

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account
Investment income
Dividends	$64,890	$231,754	$-	$7,499	$117,798	$-	$270,773	$43,149
Expenses
Mortality and expense risk fees and administration charges	24,527	225,450	142,540	10,204	132,572	10,581	352,200	24,658
Net investment income (loss)	40,363	6,304	(142,540)	(2,705)	(14,774)	(10,581)	(81,427)	18,491
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(51,635)	312,022	(756,371)	(156,418)	(404,248)	(170,277)	1,889,152	(127,627)
Realized gain distribution	-	-	-	2,222	1,355,522	-	8,684,118	-
Realized gain (loss)	(51,635)	312,022	(756,371)	(154,196)	951,274	(170,277)	10,573,270	(127,627)
Change in net unrealized appreciation/depreciation of investments	109,616	2,465,836	2,529,283	273,393	689,565	260,194	(4,591,621)	187,861
Net gain (loss) on investments	57,981	2,777,858	1,772,912	119,197	1,640,839	89,917	5,981,649	60,234
Net increase (decrease) in net assets resulting from operations	98,344	2,784,162	1,630,372	116,492	1,626,065	79,336	5,900,222	78,725
Capital transactions:
Transfers of net premiums	16,497	183,710	95,444	35,464	189,595	30,734	211,702	45,107
Transfers due to death benefits	(7,662)	(58,388)	(281,592)	-	(129,768)	-	(298,192)	-
Transfers due to annuity benefit payments	(189)	(3,193)	(11,115)	-	(1,217)	-	(7,731)	(856)
Transfers due to withdrawal of funds	(434,115)	(1,496,857)	(1,193,718)	(92,781)	(856,304)	(98,113)	(2,514,860)	(457,427)
Transfers due to loans, net of repayments	591	8,848	2,596	811	4,693	1,219	15,716	488
Transfers due to rider and contingent deferred sales charges	(41)	(1,627)	(530)	-	(385)	-	(1,850)	(3)
Transfers due to net charge (credit) to annuitant mortality fluctuation	29	(3,194)	1,886	-	(101)	-	(8,089)	141
Transfers between Sub-Accounts and to/from General Account	114,858	282,720	155,005	1,330	244,029	(14,849)	(265,791)	382,453
Net increase (decrease) in net assets resulting from capital transactions	(310,032)	(1,087,981)	(1,232,024)	(55,176)	(549,458)	(81,009)	(2,869,095)	(30,097)
Total increase (decrease)	(211,688)	1,696,181	398,348	61,316	1,076,607	(1,673)	3,031,127	48,628
NET ASSETS, at beginning of the year	2,000,988	17,608,014	11,374,590	858,826	10,647,366	884,656	27,085,974	2,020,159
NET ASSETS, at end of the year	$1,789,300	$19,304,195	$11,772,938	$920,142	$11,723,973	$882,983	$30,117,101	$2,068,787

See Notes to Financial Statements.

F-15

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2023

	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
Investment income
Dividends	$866,569	$297,231	$28,442
Expenses
Mortality and expense risk fees and administration charges	240,434	20,198	20,069
Net investment income (loss)	626,135	277,033	8,373
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3)	(465,926)	(80,023)
Realized gain distribution	-	-	17,031
Realized gain (loss)	(3)	(465,926)	(62,992)
Change in net unrealized appreciation/depreciation of investments	3	3,239	205,575
Net gain (loss) on investments	-	(462,687)	142,583
Net increase (decrease) in net assets resulting from operations	626,135	(185,654)	150,956
Capital transactions:
Transfers of net premiums	245,378	30,065	20,075
Transfers due to death benefits	(169,542)	(12,520)	(9,102)
Transfers due to annuity benefit payments	(31,008)	(234)	-
Transfers due to withdrawal of funds	(2,338,213)	(259,957)	(124,402)
Transfers due to loans, net of repayments	15,952	2,159	315
Transfers due to rider and contingent deferred sales charges	(1,257)	(16)	(160)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(4,787)	60	4
Transfers between Sub-Accounts and to/from General Account	341,960	(567,621)	(105,147)
Net increase (decrease) in net assets resulting from capital transactions	(1,941,517)	(808,064)	(218,417)
Total increase (decrease)	(1,315,382)	(993,718)	(67,461)
NET ASSETS, at beginning of the year	20,166,799	2,133,154	1,624,111
NET ASSETS, at end of the year	$18,851,417	$1,139,436	$1,556,650

See Notes to Financial Statements.

F-16

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
Investment income
Dividends	$463,132	$-	$-	$133,832	$148,779	$-	$61,135	$-
Expenses
Mortality and expense risk fees and administrative charges	1,187,510	195,685	549,471	132,990	49,804	372,483	40,669	857,587
Net investment income (loss)	(724,378)	(195,685)	(549,471)	842	98,975	(372,483)	20,466	(857,587)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,338,238	127,422	265,737	334,710	(46,485)	248,060	18,785	1,855,052
Realized gain distribution	4,425,765	2,788,653	14,802,840	729,263	2,209	8,001,950	401,078	11,566,102
Realized gain (loss)	7,764,003	2,916,075	15,068,577	1,063,973	(44,276)	8,250,010	419,863	13,421,154
Change in net unrealized appreciation/depreciation of investments	(39,960,390)	(8,587,164)	(32,429,192)	(3,185,523)	(701,432)	(20,644,364)	(545,617)	(43,249,191)
Net gain (loss) on investments	(32,196,387)	(5,671,089)	(17,360,615)	(2,121,550)	(745,708)	(12,394,354)	(125,754)	(29,828,037)
Net increase (decrease) in net assets resulting from operations	(32,920,765)	(5,866,774)	(17,910,086)	(2,120,708)	(646,733)	(12,766,837)	(105,288)	(30,685,624)
Capital transactions:
Transfers of net premiums	1,132,716	1,214,847	304,993	15,073	-	164,062	54,124	723,360
Transfers due to death benefits	(840,353)	(258,218)	(603,193)	(330,872)	(119,551)	(173,167)	(36,215)	(356,517)
Transfers due to annuity benefit payments	(17,731)	(5,431)	(32,058)	(16,038)	(14,187)	(18,807)	-	(44,777)
Transfers due to withdrawal of funds	(8,336,023)	(1,362,830)	(3,743,404)	(836,311)	(300,294)	(1,866,032)	(248,275)	(6,520,562)
Transfers due to loans, net of repayments	11,741	23,053	23,892	5,018	-	12,526	4,501	31,807
Transfers due to rider and contingent deferred sales charges	(8,748)	(466)	(2,328)	(571)	(389)	(1,366)	(327)	(3,527)
Transfers due to net charge (credit) to annuitant mortality fluctuation	4,937	1,069	4,769	582	3,027	5,061	-	12,843
Transfers between Sub-Accounts and to/from General Account	(1,208,758)	(726,301)	(572,610)	(74,058)	(42,582)	(34,845)	82,425	585,730
Net increase (decrease) in net assets resulting from capital transactions	(9,262,219)	(1,114,277)	(4,619,939)	(1,237,177)	(473,976)	(1,912,568)	(143,767)	(5,571,643)
Total increase (decrease)	(42,182,984)	(6,981,051)	(22,530,025)	(3,357,885)	(1,120,709)	(14,679,405)	(249,055)	(36,257,267)
NET ASSETS, at beginning of the year	124,165,635	20,843,401	58,865,288	12,168,551	4,423,554	40,398,560	3,409,922	95,547,935
NET ASSETS, at end of the year	$81,982,651	$13,862,350	$36,335,263	$8,810,666	$3,302,845	$25,719,155	$3,160,867	$59,290,668

See Notes to Financial Statements.

F-17

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
Investment income
Dividends	$-	$-	$634,367	$-	$56,993	$530,606	$257,759	$26,185
Expenses
Mortality and expense risk fees and administrative charges	301,733	100,301	566,904	60,841	56,679	306,785	142,723	72,625
Net investment income (loss)	(301,733)	(100,301)	67,463	(60,841)	314	223,821	115,036	(46,440)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,240,248)	(149,681)	(942,315)	57,958	-	(499,142)	(89,749)	160,858
Realized gain distribution	-	1,089,177	16,350,951	1,766,899	-	3,592,574	798,825	1,344,652
Realized gain (loss)	(1,240,248)	939,496	15,408,636	1,824,857	-	3,093,432	709,076	1,505,510
Change in net unrealized appreciation/depreciation of investments	(1,995,779)	(2,249,170)	(26,727,344)	(4,505,680)	-	(8,517,213)	(2,871,750)	(3,908,628)
Net gain (loss) on investments	(3,236,027)	(1,309,674)	(11,318,708)	(2,680,823)	-	(5,423,781)	(2,162,674)	(2,403,118)
Net increase (decrease) in net assets resulting from operations	(3,537,760)	(1,409,975)	(11,251,245)	(2,741,664)	314	(5,199,960)	(2,047,638)	(2,449,558)
Capital transactions:
Transfers of net premiums	326,095	120,096	142,182	70,175	46,227	783,724	542,996	226,347
Transfers due to death benefits	(231,682)	(128,380)	(547,465)	(81,467)	(81,833)	(452,885)	-	-
Transfers due to annuity benefit payments	(17,490)	(737)	(36,675)	(4,956)	(2,757)	-	-	-
Transfers due to withdrawal of funds	(2,218,821)	(614,949)	(3,837,936)	(373,256)	(468,012)	(2,619,386)	(1,180,525)	(741,757)
Transfers due to loans, net of repayments	3,875	472	15,873	2,113	8,292	40,827	(14,156)	(60)
Transfers due to rider and contingent deferred sales charges	(1,794)	(515)	(1,947)	(280)	(389)	(136)	-	-
Transfers due to net charge annuitant mortality fluctuation (credit) to annuitant mortality fluctuation	2,934	18	6,483	360	50	-	-	-
Transfers between Sub-Accounts and to/from General Account	(644,994)	(109,355)	(450,534)	52,288	291,231	(902,580)	(40,198)	226,264
Net increase (decrease) in net assets resulting from capital transactions	(2,781,877)	(733,350)	(4,710,019)	(335,023)	(207,191)	(3,150,436)	(691,883)	(289,206)
Total increase (decrease)	(6,319,637)	(2,143,325)	(15,961,264)	(3,076,687)	(206,877)	(8,350,396)	(2,739,521)	(2,738,764)
NET ASSETS, at beginning of the year	28,594,630	9,806,628	54,425,683	6,848,055	4,661,037	31,710,549	14,249,445	8,092,910
NET ASSETS, at end of the year	$22,274,993	$7,663,303	$38,464,419	$3,771,368	$4,454,160	$23,360,153	$11,509,924	$5,354,146

See Notes to Financial Statements.

F-18

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
Investment income
Dividends	$257,812	$798,528	$809,466	$-	$634,429	$494,439	$336,133	$203,580
Expenses
Mortality and expense risk fees and administrative charges	15,123	271,056	749,131	326,680	198,302	380,174	238,730	256,370
Net investment income (loss)	242,689	527,472	60,335	(326,680)	436,127	114,265	97,403	(52,790)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(687,596)	(320,911)	(1,759,302)	67,327	(198,508)	844,341	(3,363)	652,323
Realized gain distribution	33,269	1,555,939	1,083,926	4,678,600	1,337,230	3,305,084	2,623,280	1,197,594
Realized gain (loss)	(654,327)	1,235,028	(675,376)	4,745,927	1,138,722	4,149,425	2,619,917	1,849,917
Change in net unrealized appreciation/depreciation of investments	(68,288)	(5,765,077)	(11,649,927)	(18,964,223)	(4,508,371)	(6,281,791)	(3,679,318)	(6,393,690)
Net gain (loss) on investments	(722,615)	(4,530,049)	(12,325,303)	(14,218,296)	(3,369,649)	(2,132,366)	(1,059,401)	(4,543,773)
Net increase (decrease) in net assets resulting from operations	(479,926)	(4,002,577)	(12,264,968)	(14,544,976)	(2,933,522)	(2,018,101)	(961,998)	(4,596,563)
Capital transactions:
Transfers of net premiums	53,615	461,063	682,099	433,307	420,688	175,702	213,676	180,922
Transfers due to death benefits	-	(371,705)	(829,326)	(147,398)	(7,542)	(220,552)	(101,832)	(289,638)
Transfers due to annuity benefit payments	-	(18,805)	(50,804)	(3,119)	(13,693)	(22,862)	(5,142)	(8,393)
Transfers due to withdrawal of funds	(204,731)	(1,630,007)	(5,042,400)	(1,957,859)	(1,331,196)	(2,181,712)	(1,611,389)	(1,398,255)
Transfers due to loans, net of repayments	(5,579)	35,920	15,231	11,236	15,945	(10,979)	(1,151)	793
Transfers due to rider and contingent deferred sales charges	-	(491)	(1,616)	(1,659)	(32)	(919)	(1,067)	(313)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	1,615	7,826	985	3,567	4,455	557	2,672
Transfers between Sub-Accounts and to/from General Account	(1,307,975)	106,299	(444,316)	318,052	161,977	(635,056)	228,362	238,915
Net increase (decrease) in net assets resulting from capital transactions	(1,464,670)	(1,416,111)	(5,663,306)	(1,346,455)	(750,286)	(2,891,923)	(1,277,986)	(1,273,297)
Total increase (decrease)	(1,944,596)	(5,418,688)	(17,928,274)	(15,891,431)	(3,683,808)	(4,910,024)	(2,239,984)	(5,869,860)
NET ASSETS, at beginning of the year	1,944,596	25,473,633	71,335,958	36,800,409	18,659,903	34,022,495	20,410,370	23,937,630
NET ASSETS, at end of the year	$-	$20,054,945	$53,407,684	$20,908,978	$14,976,095	$29,112,471	$18,170,386	$18,067,770

See Notes to Financial Statements.

F-19

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
Investment income
Dividends	$5,580	$278,532	$3,715	$11,969	$190,700	$1,427,127	$211,631	$333,021
Expenses
Mortality and expense risk fees and administrative charges	10,691	91,258	12,512	18,011	152,580	638,443	35,335	299,840
Net investment income (loss)	(5,111)	187,274	(8,797)	(6,042)	38,120	788,684	176,296	33,181
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,608)	(61,872)	(36,514)	(4,993)	(215,902)	(1,568,932)	(46,290)	219,798
Realized gain distribution	70,781	518,853	174,082	257,158	7,177,943	5,898,182	-	2,535,108
Realized gain (loss)	69,173	456,981	137,568	252,165	6,962,041	4,329,250	(46,290)	2,754,906
Change in net unrealized appreciation/depreciation of investments	(117,750)	(2,013,444)	(389,708)	(330,845)	(9,660,766)	(15,322,267)	(544,182)	(3,234,976)
Net gain (loss) on investments	(48,577)	(1,556,463)	(252,140)	(78,680)	(2,698,725)	(10,993,017)	(590,472)	(480,070)
Net increase (decrease) in net assets resulting from operations	(53,688)	(1,369,189)	(260,937)	(84,722)	(2,660,605)	(10,204,333)	(414,176)	(446,889)
Capital transactions:
Transfers of net premiums	13,587	97,875	34,467	35,257	67,219	1,699,780	108,469	125,326
Transfers due to death benefits	-	(31,368)	-	(23,974)	(141,456)	(289,236)	(18,354)	(502,526)
Transfers due to annuity benefit payments	-	(4,879)	-	-	(2,249)	-	-	(5,666)
Transfers due to withdrawal of funds	(21,870)	(810,364)	(34,754)	(122,201)	(946,665)	(4,900,522)	(208,521)	(2,167,273)
Transfers due to loans, net of repayments	(295)	2,246	(344)	5	9,034	66,790	(1,519)	15,487
Transfers due to rider and contingent deferred sales charges	-	(639)	(20)	(6)	(589)	(132)	(182)	(1,282)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	927	-	-	(282)	-	-	777
Transfers between Sub-Accounts and to/from General Account	80,725	97,170	35,270	53,366	21,315	(116,541)	(28,846)	(632,242)
Net increase (decrease) in net assets resulting from capital transactions	72,147	(649,032)	34,619	(57,553)	(993,673)	(3,539,861)	(148,953)	(3,167,399)
Total increase (decrease)	18,459	(2,018,221)	(226,318)	(142,275)	(3,654,278)	(13,744,194)	(563,129)	(3,614,288)
NET ASSETS, at beginning of the year	894,408	8,849,294	1,167,304	1,536,269	14,366,310	63,570,385	3,249,709	25,929,813
NET ASSETS, at end of the year	$912,867	$6,831,073	$940,986	$1,393,994	$10,712,032	$49,826,191	$2,686,580	$22,315,525

See Notes to Financial Statements.

F-20

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account
				(Initial Class)	(Service Class)
Investment income
Dividends	$238,096	$1,206	$-	$608,826	$60,545	$40,352	$-	$910,168
Expenses
Mortality and expense risk fees and administrative charges	114,709	1,867	193,526	242,901	29,347	104,491	892,880	546,893
Net investment income (loss)	123,387	(661)	(193,526)	365,925	31,198	(64,139)	(892,880)	363,275
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(95,664)	(1,177)	83,982	(382,060)	(30,603)	78,118	(2,548,385)	6,334
Realized gain distribution	669,454	7,335	1,459,688	203,724	22,539	-	19,970,929	10,359,907
Realized gain (loss)	573,790	6,158	1,543,670	(178,336)	(8,064)	78,118	17,422,544	10,366,241
Change in net unrealized appreciation/depreciation of investments	(2,158,463)	(24,868)	(6,859,272)	(3,890,469)	(436,822)	(1,265,322)	(40,330,294)	(11,978,455)
Net gain (loss) on investments	(1,584,673)	(18,710)	(5,315,602)	(4,068,805)	(444,886)	(1,187,204)	(22,907,750)	(1,612,214)
Net increase (decrease) in net assets resulting from operations	(1,461,286)	(19,371)	(5,509,128)	(3,702,880)	(413,688)	(1,251,343)	(23,800,630)	(1,248,939)
Capital transactions:
Transfers of net premiums	147,820	4,784	98,630	357,989	9,827	110,132	530,471	322,679
Transfers due to death benefits	(98,426)	-	(166,183)	(232,011)	(18,124)	(93,010)	(898,144)	(483,534)
Transfers due to annuity benefit payments	(2,957)	-	(25,793)	(3,152)	-	(16,688)	(41,730)	(37,809)
Transfers due to withdrawal of funds	(942,669)	(10,276)	(1,046,481)	(2,032,425)	(153,987)	(850,834)	(6,050,043)	(4,208,190)
Transfers due to loans, net of repayments	9,543	170	4,620	23,633	-	13,688	8,594	33,350
Transfers due to rider and contingent deferred sales charges	(391)	-	(1,217)	(2,345)	(64)	(1,213)	(2,973)	(3,770)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(1,453)	-	7,729	340	-	4,555	9,510	(12,903)
Transfers between Sub-Accounts and to/from General Account	(168,366)	143,157	(26,163)	(829,265)	(33,292)	(274,646)	(491,482)	(1,312,909)
Net increase (decrease) in net assets resulting from capital transactions	(1,056,899)	137,835	(1,154,858)	(2,717,236)	(195,640)	(1,108,016)	(6,935,797)	(5,703,086)
Total increase (decrease)	(2,518,185)	118,464	(6,663,986)	(6,420,116)	(609,328)	(2,359,359)	(30,736,427)	(6,952,025)
NET ASSETS, at beginning of the year	10,680,787	144,550	19,818,248	24,101,131	2,569,838	9,849,304	93,047,597	48,086,111
NET ASSETS, at end of the year	$8,162,602	$263,014	$13,154,262	$17,681,015	$1,960,510	$7,489,945	$62,311,170	$41,134,086

See Notes to Financial Statements.

F-21

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account
Investment income
Dividends	$1,785,511	$65,563	$134,573	$-	$-	$145,709	$27,718	$281,080
Expenses
Mortality and expense risk fees and administrative charges	668,768	27,521	241,925	160,894	10,869	142,892	11,298	371,088
Net investment income (loss)	1,116,743	38,042	(107,352)	(160,894)	(10,869)	2,817	16,420	(90,008)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,453,849)	(40,771)	239,048	(193,080)	(37,149)	17,382	(49,403)	2,209,271
Realized gain distribution	4,893,394	-	2,252,864	3,565,854	495,300	3,169,487	308,374	4,268,211
Realized gain (loss)	3,439,545	(40,771)	2,491,912	3,372,774	458,151	3,186,869	258,971	6,477,482
Change in net unrealized appreciation/depreciation of investments	(15,058,536)	(214,686)	(6,271,627)	(7,013,440)	(615,119)	(5,441,768)	(611,705)	(12,789,859)
Net gain (loss) on investments	(11,618,991)	(255,457)	(3,779,715)	(3,640,666)	(156,968)	(2,254,899)	(352,734)	(6,312,377)
Net increase (decrease) in net assets resulting from operations	(10,502,248)	(217,415)	(3,887,067)	(3,801,560)	(167,837)	(2,252,082)	(336,314)	(6,402,385)
Capital transactions:
Transfers of net premiums	1,774,277	17,359	193,178	104,548	34,969	210,875	30,428	234,818
Transfers due to death benefits	(50,784)	(3,618)	(114,379)	(48,236)	-	(25,504)	-	(173,045)
Transfers due to annuity benefit payments	(13,698)	(198)	(6,812)	(12,109)	-	(1,371)	-	(8,682)
Transfers due to withdrawal of funds	(8,301,119)	(277,606)	(1,450,654)	(782,421)	(76,314)	(1,181,565)	(65,062)	(2,400,650)
Transfers due to loans, net of repayments	23,528	(417)	3,196	8,592	(214)	12,770	288	17,400
Transfers due to rider and contingent deferred sales charges	(580)	(42)	(1,750)	(583)	-	(425)	-	(1,897)
Transfers due to net charge (credit) to annuitant mortality fluctuation	3,442	27	762	2,915	-	41	-	1,525
Transfers between Sub-Accounts and to/from General Account	(1,469,283)	167,613	(542,486)	13,851	17,100	(303,242)	70,670	(550,011)
Net increase (decrease) in net assets resulting from capital transactions	(8,034,217)	(96,882)	(1,918,945)	(713,443)	(24,459)	(1,288,421)	36,324	(2,880,542)
Total increase (decrease)	(18,536,465)	(314,297)	(5,806,012)	(4,515,003)	(192,296)	(3,540,503)	(299,990)	(9,282,927)
NET ASSETS, at beginning of the year	67,989,941	2,315,285	23,414,026	15,889,593	1,051,122	14,187,869	1,184,646	36,368,901
NET ASSETS, at end of the year	$49,453,476	$2,000,988	$17,608,014	$11,374,590	$858,826	$10,647,366	$884,656	$27,085,974

See Notes to Financial Statements.

F-22

C.M. Multi-Account A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2022

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
Investment income
Dividends	$29,790	$237,289	$590,428	$57,658
Expenses
Mortality and expense risk fees and administrative charges	28,480	244,714	32,639	25,323
Net investment income (loss)	1,310	(7,425)	557,789	32,335
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(93,627)	(7)	41,446	(25,741)
Realized gain distribution	-	-	-	98,781
Realized gain (loss)	(93,627)	(7)	41,446	73,040
Change in net unrealized appreciation/depreciation of investments	(332,949)	7	(574,569)	(738,098)
Net gain (loss) on investments	(426,576)	-	(533,123)	(665,058)
Net increase (decrease) in net assets resulting from operations	(425,266)	(7,425)	24,666	(632,723)
Capital transactions:
Transfers of net premiums	52,691	290,516	40,320	23,756
Transfers due to death benefits	(12,075)	(139,060)	(21,272)	(21,014)
Transfers due to annuity benefit payments	(946)	(22,374)	(280)	-
Transfers due to withdrawal of funds	(223,102)	(3,760,947)	(526,429)	(159,052)
Transfers due to loans, net of repayments	(1,108)	7,336	2,013	12,537
Transfers due to rider and contingent deferred sales charges	(3)	(1,488)	(21)	(181)
Transfers due to net charge (credit) to annuitant mortality fluctuation	147	496	61	-
Transfers between Sub-Accounts and to/from General Account	(387,411)	3,730,339	962,267	(169,235)
Net increase (decrease) in net assets resulting from capital transactions	(571,807)	104,818	456,659	(313,189)
Total increase (decrease)	(997,073)	97,393	481,325	(945,912)
NET ASSETS, at beginning of the year	3,017,232	20,069,406	1,651,829	2,570,023
NET ASSETS, at end of the year	$2,020,159	$20,166,799	$2,133,154	$1,624,111

See Notes to Financial Statements.

F-23

C. M. Multi-Account A

Notes To Financial Statements

1.	ORGANIZATION

C.M. Multi-Account A (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on August 3, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

C.M. Life maintains three segments within the Separate Account: Panorama Premier, Panorama Passage®, and MassMutual Artistry. One of the three segments, Panorama Passage®, has multiple tiers. The unit values of these tiers differ based on the associated expense ratio.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2023, the Separate Account consists of fifty-one sub-accounts which invest in the following mutual funds. All of the sub-accounts may not be available to all of the three segments of the Separate Account:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Fund[2]
Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Capital Appreciation Fund[2]
Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Conservative Balanced Fund[2]
Invesco V.I. Core Plus Bond Sub-Account[8]	Invesco V.I. Core Plus Bond Fund[2,8]
Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Discovery Mid Cap Growth Fund[2]
Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Fund[2]
Invesco V.I. Global Sub-Account	Invesco V.I. Global Fund[2]
Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Global Strategic Income Fund[2]
Invesco V.I. Health Care Sub-Account	Invesco V.I. Health Care Fund[2]
Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Fund®[2]
Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Fund[2]
Invesco V.I. U.S. Government Money Sub-Account	Invesco V.I. U.S. Government Money Portfolio[2]
MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Fund[3]
MML American Funds Core Allocation Sub-Account	MML American Funds Core Allocation Fund[3]
MML American Funds Growth Sub-Account	MML American Funds Growth Fund[3]
MML Balanced Allocation Sub-Account	MML Balanced Allocation Fund[3]
MML Blend Sub-Account	MML Blend Fund[3]
MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Fund[3]
MML Conservative Allocation Sub-Account	MML Conservative Allocation Fund[3]
MML Equity Sub-Account	MML Equity Fund[3]
MML Equity Income Sub-Account	MML Equity Income Fund[3]
MML Equity Index Sub-Account	MML Equity Index Fund[3]
MML Focused Equity Sub-Account	MML Focused Equity Fund[3]
MML Foreign Sub-Account	MML Foreign Fund[3]
MML Fundamental Equity Sub-Account	MML Fundamental Equity Fund[3]
F-24

Notes To Financial Statements (Continued)

MML Fundamental Value Sub-Account	MML Fundamental Value Fund[3]
MML Global Sub-Account	MML Global Fund[3]
MML Growth Allocation Sub-Account	MML Growth Allocation Fund[3]
MML High Yield Sub-Account	MML High Yield Fund[3]
MML Income & Growth Sub-Account	MML Income & Growth Fund[3]
MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Fund[3]
MML International Equity Sub-Account	MML International Equity Fund[3]
MML Large Cap Growth Sub-Account	MML Large Cap Growth Fund[3]
MML Managed Bond Sub-Account (Initial Class)	MML Managed Bond Fund (Initial Class)[3]
MML Managed Bond Sub-Account (Service Class)	MML Managed Bond Fund (Service Class)[3]
MML Managed Volatility Sub-Account	MML Managed Volatility Fund[3]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[3]
MML Mid Cap Value Sub-Account	MML Mid Cap Value Fund[3]
MML Moderate Allocation Sub-Account	MML Moderate Allocation Fund[3]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[3]
MML Small Cap Equity Sub-Account	MML Small Cap Equity Fund[3]
MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Fund[3]
MML Small Company Value Sub-Account	MML Small Company Value Fund[3]
MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Fund[3]
MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund[3]
MML Sustainable Equity Sub-Account[4]	MML Sustainable Equity Fund[3,4]
MML Total Return Bond Sub-Account	MML Total Return Bond Fund[3]
MML U.S. Government Money Market Sub-Account	MML U.S. Government Money Market Fund[3]
PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio[5]
VY® CBRE Global Real Estate Sub-Account[6]	VY® CBRE Global Real Estate Portfolio[6,7]

In addition to the fifty-one sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”) which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

1 Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.

2 Invesco Advisers, Inc. is the investment adviser to this Fund.

3 MML Investments Advisers, LLC is the investment adviser to this Fund.

4 Prior to May 1, 2022, known as MML Growth & Income Sub-Account/Fund.

5 Pacific Investment Management Company LLC is the investment adviser to this Portfolio.

6 Prior to November 4, 2022, known as VY® Clarion Global Real Estate Sub-Account/Fund.

7 Voya Investments, LLC is the investment adviser to this Portfolio.

8 After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund.

F-25

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. C.M. Multi-Account A follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation
Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments
Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes
C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges
See Note 8B for charges associated with the contracts.

E.	Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans
If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation
The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by C.M. Life as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from the Separate Account to C.M. Life totaled $77,727 for the year ended December 31, 2023. Net transfers from C.M. Life to the Separate Account totaled $82,426 for the year ended December 31, 2022. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.
F-26

Notes To Financial Statements (Continued)

H.	Annuity Reserves
Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2023. There have been no transfers between levels for the year ended December 31, 2023.

5.	RELATED PARTY TRANSACTIONS
A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (“MSD”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives, and MSD serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as mortality and expense risk fees are charges paid between the General Account and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-27

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2023 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
2023
Cost of purchases	$4,709,466	$476,462	$314,099	$204,814	$96,777	$233,118	$582,216	$8,091,203
Proceeds from sales	(10,744,397)	(1,604,890)	(5,150,190)	(1,344,606)	(336,590)	(2,997,989)	(399,990)	(7,451,208)

	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
2023 (Continued)
Cost of purchases	$235,747	$159,468	$3,331,724	$257,701	$646,599	$4,236,683	$2,388,775	$1,499,055
Proceeds from sales	(3,037,929)	(868,553)	(5,146,560)	(933,158)	(840,325)	(2,393,797)	(1,974,202)	(787,062)

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account
2023 (Continued)
Cost of purchases	$2,677,240	$2,258,386	$925,552	$2,767,164	$3,107,670	$2,288,790	$2,854,683	$281,730
Proceeds from sales	(3,654,501)	(6,742,003)	(2,827,477)	(2,753,255)	(3,480,080)	(2,253,456)	(2,313,382)	(152,378)

	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
2023 (Continued)
Cost of purchases	$248,735	$91,205	$230,179	$743,706	$9,025,287	$419,571	$3,348,203	$593,392
Proceeds from sales	(965,482)	(163,899)	(453,877)	(1,474,013)	(5,945,923)	(349,203)	(2,506,285)	(1,254,454)
F-28

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
			(Initial Class)	(Service Class)
2023 (Continued)
Cost of purchases	$31,778	$2,124,701	$1,195,555	$203,101	$1,510,931	$598,193	$7,776,807	$7,240,731
Proceeds from sales	(56,308)	(1,860,620)	(2,652,214)	(418,895)	(1,012,965)	(8,777,604)	(4,419,858)	(6,996,155)

	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account
2023 (Continued)
Cost of purchases	$219,660	$713,463	$331,600	$60,259	$2,088,033	$47,957	$9,034,845	$514,217
Proceeds from sales	(489,322)	(1,795,122)	(1,705,928)	(115,918)	(1,296,720)	(139,548)	(3,300,881)	(525,825)

	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
2023 (Continued)
Cost of purchases	$2,582,903	$525,427	$84,044
Proceeds from sales	(3,898,675)	(1,056,457)	(277,056)

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
2022
Cost of purchases	$5,482,525	$4,451,646	$15,291,991	$908,353	$153,260	$8,692,410	$749,123	$12,756,282
Proceeds from sales	(11,058,473)	(2,973,380)	(5,662,525)	(1,416,552)	(527,219)	(2,977,362)	(471,349)	(7,633,764)
F-29

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
2022 (Continued)
Cost of purchases	$263,424	$1,182,809	$17,318,738	$2,098,679	$483,824	$4,625,495	$1,629,459	$1,785,003
Proceeds from sales	(3,348,012)	(927,332)	(5,612,732)	(727,788)	(691,745)	(3,959,540)	(1,407,479)	(775,997)

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
2022 (Continued)
Cost of purchases	$441,911	$3,242,591	$2,599,051	$5,596,013	$2,738,820	$4,258,750	$3,866,533	$1,976,180
Proceeds from sales	(1,630,621)	(2,575,291)	(7,121,739)	(2,591,018)	(1,715,743)	(3,732,345)	(2,423,875)	(2,105,352)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
2022 (Continued)
Cost of purchases	$175,759	$1,066,183	$365,789	$619,861	$7,535,304	$8,821,742	$411,847	$2,985,931
Proceeds from sales	(37,930)	(1,009,456)	(165,892)	(426,301)	(1,312,968)	(5,674,735)	(384,515)	(3,585,253)

	MML Inflation- Protected and Income Sub-Account	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account
				(Initial Class)	(Service Class)
2022 (Continued)
Cost of purchases	$1,184,319	$155,834	$1,652,136	$1,098,569	$124,917	$137,634	$20,473,351	$11,379,721
Proceeds from sales	(1,448,269)	(11,332)	(1,543,633)	(3,246,168)	(266,820)	(1,310,623)	(8,344,213)	(6,360,633)
F-30

Notes To Financial Statements (Continued)

6.	PURCHASE AND SALES OF INVESTMENTS (Continued)

	MML Moderate Allocation Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account
2022 (Continued)
Cost of purchases	$7,476,793	$369,653	$2,601,221	$3,798,519	$556,552	$3,615,733	$464,000	$4,827,072
Proceeds from sales	(9,500,880)	(428,495)	(2,374,759)	(1,108,399)	(96,580)	(1,731,977)	(102,881)	(3,529,827)

	MML Total Return Bond Sub-Account	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
2022 (Continued)
Cost of purchases	$224,256	$5,641,340	$2,331,112	$251,432
Proceeds from sales	(794,744)	(5,544,229)	(1,316,658)	(433,503)
F-31

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years in the two-year period ended December 31, 2023 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
2023
Units purchased	25,253	12,693	13,137	2,207	193	12,638	3,876	22,365
Units withdrawn	(172,480)	(50,598)	(146,290)	(67,671)	(20,170)	(132,337)	(22,142)	(153,615)
Units transferred between Sub-Accounts and to/from General Account	(9,515)	(3,593)	(10,020)	(3,651)	(32)	(1,126)	10,727	(30,631)
Net increase (decrease)	(156,742)	(41,498)	(143,173)	(69,115)	(20,009)	(120,825)	(7,539)	(161,881)

	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
2023 (Continued)
Units purchased	15,504	4,070	10,100	6,354	6,376	34,997	19,496	4,212
Units withdrawn	(140,214)	(21,208)	(141,010)	(64,171)	(48,254)	(66,042)	(74,181)	(12,588)
Units transferred between Sub-Accounts and to/from General Account	(2,939)	(1,709)	(14,157)	(3,414)	12,211	(30,895)	6,140	4,261
Net increase (decrease)	(127,649)	(18,847)	(145,067)	(61,231)	(29,667)	(61,940)	(48,545)	(4,115)

	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account
2023 (Continued)
Units purchased	22,894	54,132	9,031	23,653	10,200	6,154	8,370	393
Units withdrawn	(169,290)	(223,561)	(35,059)	(157,993)	(111,768)	(48,230)	(63,988)	(3,092)
Units transferred between Sub-Accounts and to/from General Account	(15,256)	(4,163)	(1,069)	51,877	(11,288)	1,732	15,219	4,045
Net increase (decrease)	(161,652)	(173,592)	(27,097)	(82,463)	(112,856)	(40,344)	(40,399)	1,346

	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Inflation- Protected and Income Sub-Account
2023 (Continued)
Units purchased	6,169	2,234	1,711	3,138	78,748	5,578	8,193	9,531
Units withdrawn	(42,755)	(3,598)	(9,739)	(69,299)	(264,469)	(17,967)	(74,776)	(73,293)
Units transferred between Sub-Accounts and to/from General Account	(11,162)	(643)	(5,238)	(3,301)	(12,349)	7,242	(1,253)	1,970
Net increase (decrease)	(47,748)	(2,007)	(13,266)	(69,462)	(198,070)	(5,147)	(67,836)	(61,792)
F-32

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML International Equity Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account
2023 (Continued)			(Initial Class)	(Service Class)
Units purchased	1,412	6,454	16,678	696	5,065	9,904	6,634	85,065
Units withdrawn	(3,449)	(45,830)	(139,144)	(28,618)	(44,806)	(92,493)	(64,819)	(327,707)
Units transferred between Sub-Accounts and to/from General Account	(190)	16,419	19,588	6,458	(8,234)	(11,269)	936	(49,054)
Net increase (decrease)	(2,227)	(22,957)	(102,878)	(21,464)	(47,975)	(93,858)	(57,249)	(291,696)

	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Sustainable Equity Sub-Account	MML Total Return Bond Sub-Account
2023 (Continued)
Units purchased	1,655	4,858	3,125	1,050	4,592	2,431	5,565	4,637
Units withdrawn	(43,070)	(34,041)	(34,908)	(2,729)	(22,628)	(7,435)	(67,261)	(46,862)
Units transferred between Sub-Accounts and to/from General Account	11,363	6,717	3,903	79	5,746	(1,052)	(6,273)	39,300
Net increase (decrease)	(30,052)	(22,466)	(27,880)	(1,600)	(12,290)	(6,056)	(67,969)	(2,925)

	MML U.S. Government Money Market Sub-Account	PIMCO Commodity- RealReturn® Strategy Sub-Account	VY® CBRE Global Real Estate Sub-Account
2023 (Continued)
Units purchased	32,325	4,522	1,311
Units withdrawn	(287,277)	(37,617)	(8,410)
Units transferred between Sub-Accounts and to/from General Account	36,927	(82,472)	(7,325)
Net increase (decrease)	(218,025)	(115,567)	(14,424)
F-33

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco V.I. Capital Appreciation Sub-Account	Invesco V.I. Conservative Balanced Sub-Account	Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Discovery Mid Cap Growth Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Sub-Account
2022
Units purchased	25,710	50,301	14,153	2,867	207	11,979	3,941	25,675
Units withdrawn	(183,290)	(64,409)	(142,860)	(70,142)	(29,888)	(95,656)	(18,799)	(192,747)
Units transferred between Sub-Accounts and to/from General Account	(23,502)	(24,477)	(14,621)	(4,288)	(3,082)	(382)	5,736	17,490
Net increase (decrease)	(181,082)	(38,585)	(143,328)	(71,563)	(32,763)	(84,059)	(9,122)	(149,582)

	Invesco V.I. Global Strategic Income Sub-Account	Invesco V.I. Health Care Sub-Account	Invesco V.I. Main Street Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. U.S. Government Money Sub-Account	MML Aggressive Allocation Sub-Account	MML American Funds Core Allocation Sub-Account	MML American Funds Growth Sub-Account
2022 (Continued)
Units purchased	17,530	4,036	5,847	9,333	5,270	36,881	22,747	4,061
Units withdrawn	(126,328)	(22,423)	(153,179)	(50,107)	(49,306)	(134,242)	(47,516)	(12,415)
Units transferred between Sub-Accounts and to/from General Account	(32,275)	(3,251)	(15,256)	4,948	27,563	(37,555)	(1,452)	3,956
Net increase (decrease)	(141,073)	(21,638)	(162,588)	(35,826)	(16,473)	(134,916)	(26,221)	(4,398)

	MML American Funds International Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Conservative Allocation Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
2022 (Continued)
Units purchased	2,993	28,154	28,416	8,349	25,449	7,346	5,909	6,280
Units withdrawn	(11,226)	(108,781)	(222,438)	(38,060)	(79,771)	(102,218)	(44,896)	(54,028)
Units transferred between Sub-Accounts and to/from General Account	(78,116)	(1,016)	(17,185)	5,441	8,802	(22,110)	5,921	7,552
Net increase (decrease)	(86,349)	(81,643)	(211,207)	(24,270)	(45,520)	(116,982)	(33,066)	(40,196)

	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Fundamental Equity Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
2022 (Continued)
Units purchased	450	8,045	1,135	1,516	5,036	87,670	6,285	5,415
Units withdrawn	(724)	(60,923)	(1,325)	(10,444)	(60,485)	(247,267)	(13,164)	(95,975)
Units transferred between Sub-Accounts and to/from General Account	2,674	7,943	999	6,873	1,856	(6,305)	(1,325)	(22,440)
Net increase (decrease)	2,400	(44,935)	809	(2,055)	(53,593)	(165,902)	(8,204)	(113,000)
F-34

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML
	Inflation-	MML	MML	MML	MML	MML
	Protected	International	Large Cap	Managed	Managed	Managed	MML	MML
	and Income	Equity	Growth	Bond	Bond	Volatility	Mid Cap Growth	Mid Cap Value
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)				(Initial Class)	(Service Class)
Units purchased	10,888	487	5,175	20,139	778	7,608	9,081	6,868
Units withdrawn	(66,936)	(783)	(49,547)	(116,971)	(13,624)	(57,445)	(98,673)	(83,096)
Units transferred between Sub-Accounts and to/from General Account	(11,060)	13,961	(829)	(40,809)	(3,034)	(16,314)	(6,316)	(22,138)
Net increase (decrease)	(67,108)	13,665	(45,201)	(137,641)	(15,880)	(66,151)	(95,908)	(98,366)
							MML
	MML	MML	MML	MML	MML	MML	Strategic	MML
	Moderate	Short-Duration	Small Cap	Small Cap	Small	Small/Mid Cap	Emerging	Sustainable
	Allocation	Bond	Equity	Growth Equity	Company Value	Value	Markets	Equity
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Units purchased	96,071	1,745	4,825	3,614	986	5,159	2,344	6,889
Units withdrawn	(437,625)	(27,832)	(35,025)	(20,753)	(2,007)	(29,212)	(4,818)	(67,417)
Units transferred between Sub-Accounts and to/from General Account	(74,697)	16,084	(12,000)	340	343	(3,638)	4,729	(11,190)
Net increase (decrease)	(416,251)	(10,003)	(42,200)	(16,799)	(678)	(27,691)	2,255	(71,718)
	MML		PIMCO	VY®
	Total	MML U.S.	Commodity-	CBRE
	Return	Government	RealReturn®	Global
	Bond	Money Market	Strategy	Real Estate
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (Continued)
Units purchased	5,084	39,939	5,391	2,143
Units withdrawn	(23,046)	(452,074)	(16,476)	(10,837)
Units transferred between Sub-Accounts and to/from General Account	(34,792)	422,480	59,282	(9,335)
Net increase (decrease)	(52,754)	10,345	48,197	(18,029)
F-35

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2023 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account
2023	1,613,581	$52.15	to	$55.08	$98,384,997	0.48%	1.18%	to	1.65%	31.28%	to	31.89%
2022	1,770,324	39.54	to	41.96	81,982,651	0.49	1.18	to	1.65	(27.52)	to	(27.18)
2021	1,951,405	54.29	to	57.89	124,165,635	0.06	1.18	to	1.65	25.74	to	26.34
2020	2,189,162	42.98	to	46.03	111,040,179	0.25	1.18	to	1.65	28.43	to	29.04
2019	2,458,365	33.31	to	35.84	97,058,586	0.45	1.18	to	1.65	29.43	to	30.04
Invesco Oppenheimer V.I. International Growth Sub-Account
2023	583,788	19.80	to	25.41	15,450,636	0.60	1.18	to	1.65	19.09	to	19.65
2022	625,287	16.55	to	21.34	13,862,350	-	1.18	to	1.65	(28.32)	to	(27.98)
2021	663,871	22.98	to	29.77	20,843,401	-	1.18	to	1.65	8.42	to	8.93
2020	743,747	21.09	to	27.46	21,692,340	0.95	1.18	to	1.65	19.51	to	20.08
2019	821,541	17.57	to	22.97	20,045,116	1.05	1.18	to	1.65	26.50	to	27.09
Invesco V.I. Capital Appreciation Sub-Account
2023	1,252,568	29.14	to	37.88	43,658,883	-	1.18	to	1.65	33.17	to	33.79
2022	1,395,741	21.78	to	28.44	36,335,263	-	1.18	to	1.65	(31.91)	to	(31.59)
2021	1,539,070	31.84	to	41.77	58,865,288	-	1.18	to	1.65	20.56	to	21.13
2020	1,725,042	26.28	to	34.65	54,747,632	-	1.18	to	1.65	34.35	to	34.99
2019	1,928,344	19.47	to	25.79	45,353,353	0.06	1.18	to	1.65	33.97	to	34.60
Invesco V.I. Conservative Balanced Sub-Account
2023	468,972	17.07	to	18.39	8,537,084	1.82	1.18	to	1.65	10.76	to	11.28
2022	538,086	15.41	to	16.52	8,810,666	1.33	1.18	to	1.65	(18.21)	to	(17.83)
2021	609,649	18.84	to	20.11	12,168,551	1.50	1.18	to	1.65	8.82	to	9.34
2020	644,315	17.32	to	18.39	11,783,178	2.03	1.18	to	1.65	12.98	to	13.51
2019	735,358	15.33	to	16.20	11,866,075	2.26	1.18	to	1.65	15.59	to	16.14
Invesco V.I. Core Plus Bond Sub-Account[5]
2023	221,882	-	-	14.29	3,171,045	2.55	-	-	1.40	-	-	4.67
2022	241,891	-	-	13.65	3,302,845	1.94	-	-	1.40	-	-	(15.22)
2021	274,654	-	-	16.11	4,423,554	2.06	-	-	1.40	-	-	(3.02)
2020	307,220	-	-	16.61	5,101,912	3.04	-	-	1.40	-	-	8.18
2019	344,378	-	-	15.35	5,286,348	3.36	-	-	1.40	-	-	8.00
Invesco V.I. Discovery Mid Cap Growth Sub-Account
2023	1,187,448	16.53	to	28.08	26,115,273	-	1.18	to	1.65	11.31	to	11.83
2022	1,308,273	14.78	to	25.23	25,719,155	-	1.18	to	1.65	(32.11)	to	(31.79)
2021	1,392,332	21.67	to	37.16	40,398,560	-	1.18	to	1.65	17.15	to	17.70
2020	1,595,368	18.41	to	31.72	39,287,678	0.04	1.18	to	1.65	38.39	to	39.04
2019	1,770,670	13.24	to	22.92	31,302,242	-	1.18	to	1.65	37.08	to	37.73
Invesco V.I. Diversified Dividend Sub-Account
2023	195,602	15.86	to	16.40	3,282,757	2.02	1.18	to	1.65	7.27	to	7.77
2022	203,141	14.71	to	15.28	3,160,867	1.87	1.18	to	1.65	(3.29)	to	(2.83)
2021	212,263	15.14	to	15.80	3,409,922	2.10	1.18	to	1.65	16.95	to	17.50
2020	240,286	12.89	to	13.51	3,284,410	3.04	1.18	to	1.65	(1.50)	to	(1.03)
2019	269,088	13.02	to	13.72	3,741,363	2.91	1.18	to	1.65	23.04	to	23.62
Invesco V.I. Global Sub-Account
2023	1,638,236	36.84	to	50.05	71,804,262	0.23	1.18	to	1.65	32.54	to	33.16
2022	1,800,117	27.66	to	37.76	59,290,668	-	1.18	to	1.65	(32.88)	to	(32.57)
2021	1,949,699	41.02	to	56.26	95,547,935	-	1.18	to	1.65	13.60	to	14.13
2020	2,173,793	35.94	to	49.52	93,637,809	0.69	1.18	to	1.65	25.55	to	26.14
2019	2,454,009	28.49	to	39.45	84,208,630	0.91	1.18	to	1.65	29.63	to	30.24
F-36

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3]				Investment Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Global Strategic Income Sub-Account
2023	1,030,102	$19.34	to	$20.62	$21,307,017	-%	1.18%	to	1.65%	7.11%	to	7.61%
2022	1,157,751	18.05	to	19.16	22,274,993	-	1.18	to	1.65	(12.91)	to	(12.50)
2021	1,298,824	20.73	to	21.90	28,594,630	4.61	1.18	to	1.65	(4.99)	to	(4.55)
2020	1,388,293	21.82	to	22.94	32,056,685	5.65	1.18	to	1.65	1.71	to	2.19
2019	1,613,991	21.45	to	22.45	36,509,037	3.79	1.18	to	1.65	8.99	to	9.50
Invesco V.I. Health Care Sub-Account
2023	213,228	31.61	to	32.96	7,157,025	-	1.18	to	1.65	1.34	to	1.82
2022	232,075	31.05	to	32.52	7,663,303	-	1.18	to	1.65	(14.73)	to	(14.33)
2021	253,713	36.24	to	38.14	9,806,628	0.21	1.18	to	1.65	10.46	to	10.98
2020	270,930	32.66	to	34.53	9,445,838	0.32	1.18	to	1.65	12.59	to	13.12
2019	301,899	28.87	to	30.67	9,295,690	0.04	1.18	to	1.65	30.34	to	30.95
Invesco V.I. Main Street Sub-Account
2023	1,269,928	31.11	to	32.44	41,997,358	0.83	1.18	to	1.65	21.21	to	21.78
2022	1,414,996	25.54	to	26.76	38,464,419	1.45	1.18	to	1.65	(21.44)	to	(21.07)
2021	1,577,583	32.36	to	34.07	54,425,683	0.69	1.18	to	1.65	25.48	to	26.07
2020	1,758,935	25.67	to	27.15	48,247,129	1.48	1.18	to	1.65	12.08	to	12.61
2019	2,019,490	22.79	to	24.22	49,289,876	1.06	1.18	to	1.65	29.92	to	30.53
Invesco V.I. Technology Sub-Account
2023	413,792	10.89	to	11.40	4,760,742	-	1.18	to	1.65	44.55	to	45.23
2022	475,023	7.53	to	7.85	3,771,368	-	1.18	to	1.65	(40.93)	to	(40.65)
2021	510,849	12.75	to	13.23	6,848,055	-	1.18	to	1.65	12.54	to	13.07
2020	586,980	11.33	to	11.70	6,967,630	-	1.18	to	1.65	43.73	to	44.40
2019	642,180	7.88	to	8.10	5,282,975	-	1.18	to	1.65	33.66	to	34.29
Invesco V.I. U.S. Government Money Sub-Account
2023	383,016	9.97	to	10.67	4,259,897	4.41	1.18	to	1.65	2.82	to	3.30
2022	412,683	9.69	to	10.33	4,454,160	1.26	1.18	to	1.65	(0.37)	to	0.10
2021	429,155	9.73	to	10.32	4,661,037	0.01	1.18	to	1.65	(1.63)	to	(1.17)
2020	483,617	9.89	to	10.44	5,303,346	0.24	1.18	to	1.65	(1.42)	to	(0.95)
2019	588,953	10.03	to	10.54	6,553,421	1.70	1.18	to	1.65	0.04	to	0.51
MML Aggressive Allocation Sub-Account
2023	989,641	24.13	to	26.01	25,714,107	2.89	1.18	to	1.65	16.39	to	16.93
2022	1,051,581	20.73	to	22.24	23,360,153	2.05	1.18	to	1.65	(17.27)	to	(16.88)
2021	1,186,496	25.06	to	26.76	31,710,549	1.24	1.18	to	1.65	14.74	to	15.28
2020	1,252,260	21.84	to	23.21	29,017,593	1.62	1.18	to	1.65	11.49	to	12.02
2019	1,294,689	19.59	to	20.72	26,785,270	1.96	1.18	to	1.65	21.91	to	22.48
MML American Funds Core Allocation Sub-Account
2023	420,796	-	-	27.72	11,664,483	3.87	-	-	1.18	-	-	13.03
2022	469,342	-	-	24.52	11,509,924	2.13	-	-	1.18	-	-	(14.71)
2021	495,563	-	-	28.75	14,249,445	1.31	-	-	1.18	-	-	11.53
2020	493,822	-	-	25.78	12,731,471	1.75	-	-	1.18	-	-	10.08
2019	521,484	-	-	23.42	12,213,507	2.42	-	-	1.18	-	-	16.73
MML American Funds Growth Sub-Account
2023	102,371	-	-	68.55	7,017,970	1.46	-	-	1.18	-	-	36.34
2022	106,486	-	-	50.28	5,354,146	0.43	-	-	1.18	-	-	(31.11)
2021	110,885	-	-	72.99	8,092,910	-	-	-	1.18	-	-	20.12
2020	123,381	-	-	60.76	7,496,621	0.72	-	-	1.18	-	-	49.64
2019	129,472	-	-	40.60	5,257,131	0.32	-	-	1.18	-	-	28.70
F-37

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML American Funds International Sub-Account[6]
2023	-	$-	-	$-	$-	-%	-%	-	-%	-%	-	-%
2022	-	-	-	-	-	-	-	-	-	-	-	-
2021	86,348	-	-	22.52	1,944,596	0.12	-	-	1.18	-	-	(3.11)
2020	93,693	-	-	23.24	2,177,663	0.99	-	-	1.18	-	-	12.11
2019	116,551	-	-	20.73	2,416,294	2.71	-	-	1.18	-	-	20.88
MML Balanced Allocation Sub-Account
2023	1,001,811	17.94	to	19.33	19,178,979	3.12	1.18	to	1.65	10.63	to	11.15
2022	1,163,462	16.22	to	17.39	20,054,945	3.63	1.18	to	1.65	(16.12)	to	(15.73)
2021	1,245,106	19.33	to	20.64	25,473,633	1.26	1.18	to	1.65	8.18	to	8.69
2020	1,308,938	17.87	to	18.99	24,673,106	2.66	1.18	to	1.65	9.12	to	9.63
2019	1,425,889	16.38	to	17.32	24,533,294	2.55	1.18	to	1.65	14.84	to	15.38
MML Blend Sub-Account
2023	1,944,024	27.89	to	30.41	56,973,917	1.70	1.18	to	1.65	15.70	to	16.24
2022	2,117,617	24.10	to	26.16	53,407,684	1.35	1.18	to	1.65	(17.95)	to	(17.57)
2021	2,328,823	29.38	to	31.74	71,335,958	2.12	1.18	to	1.65	13.14	to	13.68
2020	2,494,114	25.96	to	27.92	67,254,680	-	1.18	to	1.65	11.02	to	11.54
2019	2,740,641	23.39	to	25.03	66,187,864	2.42	1.18	to	1.65	19.40	to	19.96
MML Blue Chip Growth Sub-Account
2023	438,358	61.37	to	67.63	29,063,330	-	1.18	to	1.65	47.10	to	47.79
2022	465,455	41.72	to	45.76	20,908,978	-	1.18	to	1.65	(40.49)	to	(40.21)
2021	489,724	70.10	to	76.53	36,800,409	-	1.18	to	1.65	14.44	to	14.97
2020	543,704	61.26	to	66.56	35,544,312	-	1.18	to	1.65	32.20	to	32.83
2019	600,266	46.34	to	50.11	29,576,500	-	1.18	to	1.65	27.72	to	28.32
MML Conservative Allocation Sub-Account
2023	830,960	16.92	to	18.23	15,013,423	3.32	1.18	to	1.65	9.83	to	10.35
2022	913,423	15.40	to	16.52	14,976,095	3.93	1.18	to	1.65	(16.13)	to	(15.74)
2021	958,943	18.37	to	19.61	18,659,903	1.25	1.18	to	1.65	6.82	to	7.33
2020	1,025,637	17.19	to	18.27	18,599,923	2.72	1.18	to	1.65	8.13	to	8.64
2019	1,120,073	15.90	to	16.82	18,692,829	2.70	1.18	to	1.65	13.31	to	13.85
MML Equity Sub-Account
2023	1,034,915	25.94	to	29.19	28,366,116	2.10	1.18	to	1.65	7.54	to	8.05
2022	1,147,772	24.12	to	27.02	29,112,471	1.62	1.18	to	1.65	(6.20)	to	(5.76)
2021	1,264,754	25.72	to	28.67	34,022,495	1.66	1.18	to	1.65	28.13	to	28.73
2020	1,419,304	20.07	to	22.27	29,572,459	2.30	1.18	to	1.65	1.34	to	1.82
2019	1,607,887	19.81	to	21.87	32,899,993	2.03	1.18	to	1.65	23.86	to	24.45
MML Equity Income Sub-Account
2023	435,266	38.13	to	42.02	17,995,867	2.26	1.18	to	1.65	7.76	to	8.26
2022	475,610	35.38	to	38.81	18,170,386	1.75	1.18	to	1.65	(5.14)	to	(4.70)
2021	508,676	37.30	to	40.72	20,410,370	2.23	1.18	to	1.65	23.53	to	24.11
2020	576,701	30.20	to	32.81	18,656,155	2.39	1.18	to	1.65	(0.32)	to	0.15
2019	623,194	30.30	to	32.76	20,158,148	2.29	1.18	to	1.65	24.38	to	24.97
MML Equity Index Sub-Account
2023	580,260	34.20	to	35.72	20,971,593	1.28	1.18	to	1.65	23.70	to	24.28
2022	620,659	27.52	to	28.87	18,067,770	1.02	1.18	to	1.65	(19.83)	to	(19.45)
2021	660,854	34.17	to	36.02	23,937,630	1.25	1.18	to	1.65	26.09	to	26.68
2020	736,394	26.97	to	28.56	21,075,642	1.70	1.18	to	1.65	16.13	to	16.67
2019	799,452	23.12	to	24.60	19,597,582	2.66	1.18	to	1.65	28.72	to	29.32
F-38

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Focused Equity Sub-Account
2023	30,695	$32.22	to	$34.03	$1,034,607	0.79%	1.18%	to	1.65%	7.90%	to	8.41%
2022	29,349	29.86	to	31.39	912,867	0.65	1.18	to	1.65	(6.57)	to	(6.13)
2021	26,949	31.96	to	33.44	894,408	0.92	1.18	to	1.65	19.89	to	20.45
2020	26,387	26.66	to	27.76	725,110	0.64	1.18	to	1.65	10.69	to	11.22
2019	30,588	24.08	to	24.96	757,115	0.04	1.18	to	1.65	27.60	to	28.20
MML Foreign Sub-Account
2023	438,701	15.60	to	15.90	7,062,647	1.40	1.18	to	1.65	14.32	to	14.86
2022	486,450	13.58	to	13.91	6,831,073	3.79	1.18	to	1.65	(15.98)	to	(15.58)
2021	531,385	16.09	to	16.55	8,849,294	2.55	1.18	to	1.65	11.20	to	11.72
2020	582,840	14.40	to	14.89	8,703,291	2.99	1.18	to	1.65	4.20	to	4.69
2019	642,373	13.76	to	14.29	9,170,397	1.77	1.18	to	1.65	11.31	to	11.84
MML Fundamental Equity Sub-Account
2023	31,087	32.77	to	34.62	1,072,216	0.74	1.18	to	1.65	20.75	to	21.32
2022	33,095	27.14	to	28.53	940,986	0.36	1.18	to	1.65	(21.74)	to	(21.37)
2021	32,284	34.68	to	36.29	1,167,304	0.32	1.18	to	1.65	25.30	to	25.89
2020	32,101	27.67	to	28.83	922,432	-	1.18	to	1.65	17.63	to	18.19
2019	27,078	23.53	to	24.39	657,507	0.43	1.18	to	1.65	31.15	to	31.77
MML Fundamental Value Sub-Account
2023	48,091	24.26	to	25.63	1,227,982	1.06	1.18	to	1.65	11.56	to	12.08
2022	61,358	21.75	to	22.87	1,393,994	0.82	1.18	to	1.65	(6.58)	to	(6.14)
2021	63,413	23.28	to	24.36	1,536,269	1.67	1.18	to	1.65	27.56	to	28.16
2020	57,680	18.25	to	19.01	1,091,877	1.09	1.18	to	1.65	0.69	to	1.17
2019	60,094	18.12	to	18.79	1,124,048	1.67	1.18	to	1.65	20.49	to	21.05
MML Global Sub-Account
2023	538,895	15.23	to	19.66	10,718,955	0.83	1.18	to	1.65	12.51	to	13.03
2022	608,358	13.47	to	17.48	10,712,032	1.64	1.18	to	1.65	(19.06)	to	(18.68)
2021	661,950	16.57	to	21.59	14,366,310	0.91	1.18	to	1.65	15.50	to	16.05
2020	721,548	14.28	to	18.69	13,496,602	1.05	1.18	to	1.65	12.10	to	12.63
2019	795,611	12.68	to	16.68	13,198,078	0.58	1.18	to	1.65	28.45	to	29.05
MML Growth Allocation Sub-Account
2023	2,243,792	21.74	to	23.44	52,480,267	2.92	1.18	to	1.65	14.09	to	14.62
2022	2,441,861	19.06	to	20.45	49,826,191	2.66	1.18	to	1.65	(16.68)	to	(16.29)
2021	2,607,763	22.88	to	24.43	63,570,385	1.57	1.18	to	1.65	12.46	to	12.99
2020	2,714,189	20.34	to	21.62	58,560,778	2.08	1.18	to	1.65	10.91	to	11.44
2019	2,819,559	18.34	to	19.40	54,605,097	2.29	1.18	to	1.65	19.23	to	19.79
MML High Yield Sub-Account
2023	155,586	17.65	to	18.82	2,897,988	6.97	1.18	to	1.65	10.98	to	11.50
2022	160,734	15.91	to	16.88	2,686,580	7.39	1.18	to	1.65	(13.41)	to	(13.00)
2021	168,938	18.37	to	19.40	3,249,709	8.45	1.18	to	1.65	6.11	to	6.61
2020	159,409	17.31	to	18.20	2,878,160	0.02	1.18	to	1.65	3.65	to	4.14
2019	177,623	16.70	to	17.48	3,079,517	5.92	1.18	to	1.65	10.03	to	10.55
MML Income & Growth Sub-Account
2023	708,149	26.26	to	26.49	21,894,129	2.08	1.18	to	1.65	7.41	to	7.92
2022	775,986	24.33	to	24.66	22,315,525	1.42	1.18	to	1.65	(1.94)	to	(1.48)
2021	888,985	24.70	to	25.15	25,929,813	1.77	1.18	to	1.65	24.21	to	24.79
2020	961,999	19.79	to	20.25	22,487,171	2.03	1.18	to	1.65	1.34	to	1.82
2019	1,074,242	19.44	to	19.98	24,678,743	1.96	1.18	to	1.65	22.40	to	22.97
F-39

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3]				Investment Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Inflation-Protected and Income Sub-Account
2023	499,499	$13.99	to	$15.41	$7,561,824	4.53%	1.18%	to	1.65%	3.71%	to	4.20%
2022	561,291	13.49	to	14.79	8,162,602	2.58	1.18	to	1.65	(14.76)	to	(14.36)
2021	628,399	15.82	to	17.27	10,680,787	1.07	1.18	to	1.65	4.66	to	5.15
2020	648,751	15.12	to	16.43	10,495,142	0.11	1.18	to	1.65	9.30	to	9.81
2019	728,154	13.83	to	14.96	10,737,757	2.38	1.18	to	1.65	6.54	to	7.04
MML International Equity Sub-Account
2023	23,068	-	-	12.15	280,364	1.16	-	-	1.18	-	-	16.89
2022	25,296	-	-	10.40	263,014	0.76	-	-	1.18	-	-	(16.34)
2021	11,630	-	-	12.43	144,550	0.46	-	-	1.18	-	-	10.19
2020	16,448	-	-	11.28	185,530	2.84	-	-	1.18	-	-	3.84
2019	16,121	-	-	10.86	175,122	1.88	-	-	1.18	-	-	22.89
MML Large Cap Growth Sub-Account
2023	566,864	29.14	to	34.17	18,877,879	-	1.18	to	1.65	49.24	to	49.94
2022	589,822	19.44	to	22.90	13,154,262	-	1.18	to	1.65	(28.73)	to	(28.40)
2021	635,022	27.15	to	32.13	19,818,248	0.05	1.18	to	1.65	16.48	to	17.03
2020	706,850	23.20	to	27.58	18,956,578	0.33	1.18	to	1.65	29.62	to	30.23
2019	789,748	17.81	to	21.28	16,313,116	0.59	1.18	to	1.65	29.83	to	30.44
MML Managed Bond Sub-Account (Initial Class)
2023	851,054	18.25	to	19.30	16,634,605	3.96	1.18	to	1.65	4.96	to	5.45
2022	953,932	17.39	to	18.30	17,681,015	3.04	1.18	to	1.65	(16.40)	to	(16.00)
2021	1,091,572	20.80	to	21.79	24,101,131	3.17	1.18	to	1.65	(0.84)	to	(0.37)
2020	1,143,702	20.97	to	21.87	25,360,257	0.09	1.18	to	1.65	5.95	to	6.45
2019	1,241,432	19.79	to	20.55	25,864,236	3.67	1.18	to	1.65	8.01	to	8.52
MML Managed Bond Sub-Account (Service Class)
2023	144,210	-	-	12.42	1,791,132	3.64	-	-	1.40	-	-	4.96
2022	165,674	-	-	11.83	1,960,510	2.75	-	-	1.40	-	-	(16.40)
2021	181,555	-	-	14.15	2,569,838	2.90	-	-	1.40	-	-	(0.84)
2020	186,906	-	-	14.27	2,667,908	0.10	-	-	1.40	-	-	5.95
2019	184,230	-	-	13.47	2,482,039	3.51	-	-	1.40	-	-	8.01
MML Managed Volatility Sub-Account
2023	416,761	16.55	to	18.25	7,486,829	0.57	1.18	to	1.65	11.03	to	11.55
2022	464,736	14.91	to	16.36	7,489,945	0.48	1.18	to	1.65	(13.48)	to	(13.08)
2021	530,888	17.23	to	18.82	9,849,304	0.97	1.18	to	1.65	9.72	to	10.23
2020	576,247	15.70	to	17.07	9,706,307	1.37	1.18	to	1.65	4.93	to	5.43
2019	640,820	14.96	to	16.19	10,244,289	1.60	1.18	to	1.65	10.07	to	10.58
MML Mid Cap Growth Sub-Account
2023	840,165	62.16	to	73.66	67,421,207	-	1.18	to	1.65	20.64	to	21.21
2022	934,023	51.28	to	61.06	62,311,170	-	1.18	to	1.65	(26.34)	to	(25.99)
2021	1,029,932	69.29	to	82.89	93,047,597	-	1.18	to	1.65	11.36	to	11.88
2020	1,167,041	61.93	to	74.43	94,982,698	0.08	1.18	to	1.65	23.51	to	24.10
2019	1,322,636	49.91	to	60.26	87,140,274	0.02	1.18	to	1.65	29.15	to	29.76
MML Mid Cap Value Sub-Account
2023	652,338	57.17	to	63.84	39,590,699	2.59	1.18	to	1.65	4.24	to	4.73
2022	709,587	54.84	to	60.96	41,134,086	2.07	1.18	to	1.65	(2.94)	to	(2.49)
2021	807,953	56.50	to	62.51	48,086,111	1.43	1.18	to	1.65	21.30	to	21.87
2020	900,692	46.58	to	51.29	43,997,804	1.76	1.18	to	1.65	0.04	to	0.52
2019	996,092	46.56	to	51.03	48,415,559	1.62	1.18	to	1.65	27.02	to	27.62
F-40

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3]				Investment Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Moderate Allocation Sub-Account
2023	2,385,572	$19.39	to	$20.90	$49,605,115	3.29%	1.18%	to	1.65%	12.04%	to	12.56%
2022	2,677,267	17.31	to	18.57	49,453,476	3.23	1.18	to	1.65	(16.36)	to	(15.97)
2021	3,093,518	20.69	to	22.09	67,989,941	1.35	1.18	to	1.65	10.16	to	10.68
2020	3,330,821	18.78	to	19.96	66,164,918	2.48	1.18	to	1.65	8.73	to	9.25
2019	3,611,492	17.28	to	18.27	65,691,438	2.57	1.18	to	1.65	16.64	to	17.19
MML Short-Duration Bond Sub-Account
2023	170,551	10.01	to	10.67	1,789,300	3.38	1.18	to	1.65	4.96	to	5.45
2022	200,603	9.54	to	10.12	2,000,988	3.03	1.18	to	1.65	(9.50)	to	(9.07)
2021	210,606	10.54	to	11.13	2,315,285	2.93	1.18	to	1.65	0.03	to	0.50
2020	237,704	10.54	to	11.08	2,598,079	-	1.18	to	1.65	(0.32)	to	0.15
2019	254,160	10.57	to	11.06	2,782,573	3.08	1.18	to	1.65	2.47	to	2.95
MML Small Cap Equity Sub-Account
2023	381,082	47.26	to	47.73	19,304,195	1.29	1.18	to	1.65	15.89	to	16.43
2022	403,547	40.78	to	41.00	17,608,014	0.70	1.18	to	1.65	(17.25)	to	(16.87)
2021	445,746	49.29	to	49.31	23,414,026	0.43	1.18	to	1.65	20.74	to	21.31
2020	499,342	40.65	to	40.82	21,643,745	0.54	1.18	to	1.65	18.72	to	19.28
2019	552,308	34.08	to	34.38	20,109,287	0.47	1.18	to	1.65	24.40	to	24.98
MML Small Cap Growth Equity Sub-Account
2023	260,479	36.00	to	48.17	11,772,938	-	1.18	to	1.65	14.94	to	15.47
2022	288,359	31.17	to	41.91	11,374,590	-	1.18	to	1.65	(24.41)	to	(24.06)
2021	305,158	41.05	to	55.45	15,889,593	-	1.18	to	1.65	5.55	to	6.05
2020	350,919	38.71	to	52.53	17,106,476	-	1.18	to	1.65	33.41	to	34.03
2019	398,655	28.88	to	39.38	14,499,449	-	1.18	to	1.65	32.13	to	32.75
MML Small Company Value Sub-Account
2023	23,095	-	-	39.84	920,142	0.87	-	-	1.18	-	-	14.56
2022	24,694	-	-	34.78	858,826	-	-	-	1.18	-	-	(16.05)
2021	25,371	-	-	41.43	1,051,122	0.19	-	-	1.18	-	-	23.65
2020	27,538	-	-	33.50	922,646	0.06	-	-	1.18	-	-	7.65
2019	31,116	-	-	31.12	968,452	0.08	-	-	1.18	-	-	23.79
MML Small/Mid Cap Value Sub-Account
2023	240,436	44.78	to	49.34	11,723,973	1.08	1.18	to	1.65	15.21	to	15.75
2022	252,726	38.86	to	42.63	10,647,366	1.25	1.18	to	1.65	(17.07)	to	(16.68)
2021	280,417	46.86	to	51.16	14,187,869	1.01	1.18	to	1.65	33.72	to	34.35
2020	324,824	35.05	to	38.08	12,237,542	1.07	1.18	to	1.65	2.94	to	3.42
2019	334,180	34.05	to	36.82	12,177,836	0.61	1.18	to	1.65	18.31	to	18.86
MML Strategic Emerging Markets Sub-Account
2023	65,049	-	-	13.57	882,983	-	-	-	1.18	-	-	9.10
2022	71,106	-	-	12.44	884,656	2.90	-	-	1.18	-	-	(27.69)
2021	68,851	-	-	17.21	1,184,646	-	-	-	1.18	-	-	(9.43)
2020	69,895	-	-	19.00	1,327,782	0.20	-	-	1.18	-	-	15.88
2019	87,776	-	-	16.39	1,438,893	0.01	-	-	1.18	-	-	23.71
MML Sustainable Equity Sub-Account[4]
2023	643,411	43.25	to	47.67	30,117,101	0.95	1.18	to	1.65	22.47	to	23.05
2022	711,380	35.32	to	38.74	27,085,974	0.94	1.18	to	1.65	(18.37)	to	(17.99)
2021	783,098	43.26	to	47.23	36,368,901	0.83	1.18	to	1.65	25.07	to	25.65
2020	884,997	34.59	to	37.59	32,745,308	0.91	1.18	to	1.65	12.64	to	13.17
2019	994,687	30.71	to	33.22	32,528,962	0.95	1.18	to	1.65	29.93	to	30.55
F-41

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,					For the Years Ended December 31,
		Unit Value[3]				Investment Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Total Return Bond Sub-Account
2023	204,427	$9.67	to	$10.22	$2,068,787	2.18%	1.18	to	1.65%	3.48%	to	3.97%
2022	207,352	9.35	to	9.83	2,020,159	1.31	1.18	to	1.65	(16.29)	to	(15.90)
2021	260,106	11.17	to	11.69	3,017,232	1.63	1.18	to	1.65	(3.12)	to	(2.66)
2020	275,526	11.53	to	12.01	3,285,366	3.07	1.18	to	1.65	6.82	to	7.32
2019	183,407	10.79	to	11.19	2,041,095	2.92	1.18	to	1.65	6.87	to	7.38
MML U.S. Government Money Market Sub-Account
2023	2,058,934	8.61	to	9.28	18,851,417	4.52	1.18	to	1.65	2.93	to	3.41
2022	2,276,959	8.37	to	8.98	20,166,799	1.22	1.18	to	1.65	(0.44)	to	0.03
2021	2,266,614	8.41	to	8.98	20,069,406	-	1.18	to	1.65	(1.64)	to	(1.17)
2020	2,493,870	8.55	to	9.08	22,351,977	0.23	1.18	to	1.65	(1.41)	to	(0.95)
2019	2,312,249	8.67	to	9.17	20,947,651	1.70	1.18	to	1.65	0.04	to	0.52
PIMCO CommodityRealReturn® Strategy Sub-Account
2023	162,643	6.53	to	7.10	1,139,436	18.47	1.18	to	1.65	(9.44)	to	(9.01)
2022	278,210	7.21	to	7.80	2,133,154	22.65	1.18	to	1.65	6.89	to	7.39
2021	230,012	6.75	to	7.26	1,651,829	4.17	1.18	to	1.65	30.93	to	31.55
2020	216,880	5.15	to	5.52	1,186,511	6.34	1.18	to	1.65	(0.43)	to	0.04
2019	238,693	5.18	to	5.52	1,305,900	4.35	1.18	to	1.65	9.53	to	10.04
VY® CBRE Global Real Estate Sub-Account⁴
2023	91,400	15.97	to	17.36	1,556,650	1.80	1.18	to	1.65	10.50	to	11.02
2022	105,824	14.46	to	15.64	1,624,111	2.91	1.18	to	1.65	(26.35)	to	(26.00)
2021	123,852	19.63	to	21.13	2,570,023	2.59	1.18	to	1.65	31.95	to	32.57
2020	123,598	14.88	to	15.94	1,938,260	5.75	1.18	to	1.65	(6.60)	to	(6.15)
2019	137,153	15.93	to	16.98	2,293,585	2.62	1.18	to	1.65	22.31	to	22.89

1 The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2 The expense ratios represent the annualized contract expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owners accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

4 See Note 2 to the financial statements for the previous name of this Sub-Account.

5 After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond Sub-Account.

6 For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Sub-Account liquidated and any contract value in the Sub-Account after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Sub-Account.

F-42

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge**** This charge is assessed through a reduction in unit values.	This charge is equal, on an annual basis, to 1.03% - 1.35% of the daily value of the assets invested in each fund.
Administrative Charge***** This charge is assessed through a reduction in unit values.	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
Annual Contract Maintenance Charge*** This charge is assessed through the redemption of units.	$0 - $40 per contract, annually.

Contingent Deferred Sales Charge This charge is assessed through the redemption of units.	0.00% - 8.00%

Death Benefit Options Charges for these options are annualized and are assessed through a redemption of units.

A. Reset Death Benefit*,******	0.00% - 0.20%
B. Ratchet Death Benefit**	0.00% - 0.70%

*	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the contract value allocated to the funds.
**	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the contract value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. Right reserved to increase charge to 0.35% if you were age 60 or less when the contract was issued, 0.50% if you were age 61 through age 70 when the contract was issued, and 0.70% if you were age 71 or older when the contract was issued, of the contract value allocated to the funds.
***	Right reserved to increase to $60.
****	For MM Artistry the charges are 1.03% but right reserved to increase to 1.25%.
*****	Right reserved to increase to 0.25%.
******	Right reserved to increase to 0.20%.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 7, 2024, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-43